UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22883

            ARK ETF Trust
(Exact name of registrant as specified in charter)

c/o ARK Investment Management LLC

200 Central Avenue, Suite 1850
            St. Petersburg, FL 33701
(Address of principal executive offices) (Zip code)

Corporation Service Company
2711 Centerville Road
Suite 400
           Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 426-7040

Date of fiscal year end: July 31

Date of reporting period: January 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

ARK ETF TRUST
SEMI-ANNUAL REPORT
JANUARY 31, 2022
INVESTING AT THE PACE OF INNOVATION
ARK Genomic Revolution ETF (ARKG)
ARK Autonomous Technology & Robotics ETF (ARKQ)
ARK Innovation ETF (ARKK)
ARK Next Generation Internet ETF (ARKW)
ARK Fintech Innovation ETF (ARKF)
ARK Space Exploration & Innovation ETF (ARKX)
ARK Transparency ETF (CTRU)
The 3D Printing ETF (PRNT)
The ARK Israel Innovative Technology ETF (IZRL)
ARK Invest | 200 Central Avenue, Suite 1850, St. Petersburg, FL 33701 | 212.426.7040 | info@ark-invest.com | ark-funds.com

This report should be read in conjunction with the Trust’s prospectus.
The principal risks of investing in the ARK ETFs include: Market Risk. The value of the Funds’ assets will fluctuate as the markets in which the Funds invest fluctuate. The value of the Funds’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, such as inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, exchange trading suspensions and closures (including exchanges of a Fund’s underlying securities), infectious disease outbreaks or pandemics, terrorism, regulatory events and government controls, that affect large portions of the market. Equity Securities Risk: The value of the equity securities the Funds hold may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Funds hold participate or factors relating to specific companies in which the Funds invest (e.g., litigation or government regulation), among other factors. Equity securities may also be particularly sensitive to general movements in the stock market, and a decline in the broader market may affect the value of the Fund’s equity investments. The Funds may invest in stock of, warrants to purchase stock of, and other interests in special purpose acquisition companies (SPACs) or similar special purposes entities. A SPAC is a publicly traded company that raises investment capital for the purpose of acquiring or merging with an existing company. Investments in SPACs and similar entities are subject to a variety of risks beyond those associated with other equity securities. Because SPACs and similar entities do not have any operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the SPAC’s management to identify a merger target and complete an acquisition. Until an acquisition or merger is completed, a SPAC generally invests its assets, less a portion retained to cover expenses, in U.S. government securities, money market securities and cash and does not typically pay dividends in respect of its common stock. As a result, it is possible that an investment in a SPAC may lose value. Foreign Securities Risk: Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities such as risks of currency exchange rates, differences in foreign accounting and legal standards, the availability of less reliable financial information, and government restrictions on repatriation of capital. Geopolitical risks, including those arising from trade tension and/or the imposition of trade tariffs, terrorist activity or acts of civil or international hostility, are increasing. For instance, military conflict and escalating tensions between countries could result in geopolitical instability and adversely affect the global economy or specific markets. Strategic competition between the US and China and resulting tensions have also contributed to uncertainty in the geopolitical and regulatory landscapes. Similarly, other events outside of the Trust's control, including natural disasters, climate change-related events, pandemics (such as the COVID-19 pandemic) or health crises may arise from time to time and be accompanied by governmental actions that may increase international tension. Any such events and responses, including regulatory developments, may cause significant volatility and declines in the global markets, disproportionate impacts to certain industries or sectors, disruptions to commerce (including to economic activity, travel and supply chains), loss of life and property damage, and may adversely affect the global economy or capital markets and may cause the Trust's assets to decline. Health Care Sector Risk: Companies in the health care sector may be adversely affected by government regulations and government health care programs, restrictions on government reimbursement for medical expenses, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Consumer Discretionary Risk: The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns. Industrials Sector Risk: Companies in the industrials sector may be adversely affected by changes in government regulation (such as through the imposition or removal of tariffs), world events, economic conditions, environmental damages, product liability claims and exchange rates. Information Technology Sector Risk: Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. The markets in which many information technology companies compete face rapidly evolving industry standards and government regulations, frequent new service and product announcements, introductions and enhancements, and changing customer demands. Communications Sector Risk: Communication companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communications sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Financial Technology Sector Risk: Companies in the financial technology (“FinTech”) sector that are developing financial technologies that seek to disrupt or displace established financial institutions generally face competition from much larger and more established firms. FinTech companies may not currently derive any revenue, and there is no assurance that such companies will derive any revenue from innovative technologies in the future. Cryptocurrency Investment Risk: ARKK and ARKW may have exposure to cryptocurrency, such as bitcoin, indirectly through an investment in a grantor trust (e.g., the Grayscale Bitcoin Trust (BTC)) that will experience any associated volatility of the underlying cryptocurrency. Shares of BTC may trade at a significant premium or discount to net asset value (“NAV”). To the extent BTC trades at a discount to NAV, the value of a Fund’s investment in BTC would typically decrease. ARKW may also have exposure to bitcoin through other pooled investment vehicles that invest in bitcoin, such as exchange-traded funds that are domiciled and listed for trading in Canada. The Funds’ exposure to cryptocurrencies may change over time and, accordingly, such exposure may not always be present in the Funds’ portfolios. Cryptocurrencies such as bitcoin are not “fiat” currencies of any central bank or government and currently are not subject to the authority of any central bank or government authority and are therefore not backed by any government, and regulatory and tax treatment of cryptocurrencies continues to develop. Disruptive Innovation Risk: Companies that the advisor believes create and capitalize on disruptive innovation and developing technologies to displace older technologies or create new markets may not in fact do so. Companies that initially develop a novel technology may not be able to capitalize on the technology. The Fund may invest in a company that does not currently derive any revenue from disruptive innovations or technologies, and there is no assurance that a company will derive any revenue from disruptive innovations or technologies in the future. Non-Diversified Risk. As a non-diversified investment company, a Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest a relatively higher proportion of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on a Fund’s NAV and may make the Fund more volatile than more diversified funds. Market Trading Risk. Each Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility, the potential lack of an active trading market for the Fund’s shares due to market stress, or trading halts impacting the Shares or the Fund’s underlying securities, which may result in the Fund’s shares trading at a significant premium or discount to NAV. Please see the ARK ETFs’ current prospectuses for more detailed descriptions of the risks of investing in the ARK ETFs.
The views expressed in the Shareholder Letter are those of ARK Investment Management LLC (“ARK”) as of January 31, 2022. The Shareholder Letter may not necessarily reflect the views or holdings on the date this Semi-Annual Report is first published or anytime thereafter. The information in the Shareholder Letter may change, and the ARK ETFs disclaim any obligation to advise shareholders of any such changes. Certain information was obtained from sources that ARK believes to be reliable; however, ARK does not guarantee the accuracy or completeness of any information obtained from any third party.
Portfolio holdings will change and should not be considered as investment advice or a recommendation to buy, sell or hold any particular security. Please visit www.ark-funds.com for the most current list of portfolio holdings for the ARK ETFs.

Shareholder Letter
(Unaudited)
Dear Shareholder:
This Semi-Annual Report for the ARK ETF Trust covers the period from August 1, 2021 through January 31, 2022, for each ARK exchange traded fund (“ETF” or collectively, “ARK ETFs”). The ARK ETF Trust, as of the period of this report, consists of six actively managed theme-based ETFs and three index-based ETFs:
ETF	Commencement Date
ARK Genomic Revolution ETF	10/31/14
ARK Autonomous Technology & Robotics ETF	9/30/14
ARK Innovation ETF	10/31/14
ARK Next Generation Internet ETF	9/30/14
ARK Fintech Innovation ETF	2/4/19
ARK Space Exploration & Innovation ETF	3/30/21
ARK Transparency ETF	12/8/21
The 3D Printing ETF	7/19/16
The ARK Israel Innovative Technology ETF	12/5/17
ARK Investment Management LLC (“ARK”), the investment advisor to the ARK ETFs, specializes in thematic investing in disruptive innovation. The ARK ETFs include portfolio companies that we believe are leading and benefiting from five innovation platforms: artificial intelligence (AI), energy storage, robotics, DNA sequencing, and blockchain technology. According to our research, these innovation platforms will transform our lives and the global economy radically, scaling their equity market capitalizations from roughly $10 trillion today to more than $200 trillion in 2030.
Investment strategies geared to the future, like ours, evaluate complex dynamics that can evolve rapidly. Take the coronavirus pandemic. Seemingly overnight, demand for innovations in such diverse areas as DNA sequencing, artificial intelligence, and e-commerce surged. In response, ARK’s analysts pivoted quickly and focused on the accelerated rate of adoption of the five innovation platforms and their fourteen underlying technologies. As a result, we increased our exposure to digital wallets, electric vehicles, genomic sequencing, molecular diagnostics, 3D printing, and drone delivery/robotic logistics. In our view, the coronavirus crisis permanently changed the way the world works, catapulting consumers and businesses into the digital age much faster and deeper than otherwise would have been the case. While many still are dismissing innovation stocks as “stay at home”, we believe this behavior glosses over a crucial point: innovation solves problems in a way that consumers and businesses adopt with relief, enthusiasm, and delight.
For this reason, ARK places significant focus on our five-year investment time horizon, communicating constantly with our clients that innovation solves problems and is expected to transform human lives at an accelerated rate during the next five to ten years. We also reiterate that we take advantage of volatility during corrections and concentrate our portfolios toward our highest conviction stocks. We believe the result of engaging with our clients has been asset retention better than many observers might have anticipated, suggesting that on balance, investors understand our active management investment process and long-term investment time horizon.
On the following pages, you will find information relating to your ARK ETF investment. If you have any questions, I encourage you to contact your financial advisor or ARK directly. You can find additional information, including our daily portfolio holdings, on the ARK ETF website located at: www.ark-funds.com.
We appreciate the opportunity to help you meet your investment goals and thank you for enabling us to invest for you at the pace of innovation!
Sincerely,
Catherine D. Wood
Chief Investment Officer and Chief Executive Officer
ARK Investment Management LLC

Shareholder Expense Examples
(Unaudited)
As a shareholder of an ARK ETF (each, a “Fund” and collectively, “Funds”) you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
The examples below are based on an investment of  $1,000 invested at the beginning of the six-month period and held for the entire period (August 1, 2021 through January 31, 2022).
Actual Expenses
The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes
The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2021	Ending Account Value 1/31/2022	Annualized Expense Ratios for the Period	Expenses Paid During the Period(a)
ARK Genomic Revolution ETF
Actual	$1,000.00	$592.90	0.75%	$3.01
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
ARK Autonomous Technology & Robotics ETF
Actual	$1,000.00	$820.30	0.75%	$3.44
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
ARK Innovation ETF
Actual	$1,000.00	$633.50	0.75%	$3.09
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
ARK Next Generation Internet ETF
Actual	$1,000.00	$661.40	0.75%	$3.14
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
ARK Fintech Innovation ETF
Actual	$1,000.00	$640.00	0.75%	$3.10
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
ARK Space Exploration & Innovation ETF
Actual	$1,000.00	$804.90	0.70%	$3.18
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	0.70%	$3.57
ARK Transparency ETF
Actual	$1,000.00	$846.50	0.55%	$0.77(b)
Hypothetical (5% return before expenses)	$1,000.00	$1,022.43	0.55%	$2.80
The 3D Printing ETF
Actual	$1,000.00	$794.40	0.66%	$2.99
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	0.66%	$3.36

Shareholder Expense Examples (continued)
(Unaudited)
	Beginning Account Value 8/1/2021	Ending Account Value 1/31/2022	Annualized Expense Ratios for the Period	Expenses Paid During the Period(a)
The ARK Israel Innovative Technology ETF
Actual	$1,000.00	$831.20	0.49%	$2.26
Hypothetical (5% return before expenses)	$1,000.00	$1,022.74	0.49%	$2.50

(a)
Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (the number of days in the period, then divided by 365).

(b)
ARK Transparency ETF commenced operations on December 8, 2021. Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period since the commencement of the Fund’s operations, multiplied by 55/365 (the number of days in the period, then divided by 365).

Sector Diversification (as a percentage of total investments)
January 31, 2022

ARK Genomic Revolution ETF (ARKG)

■	Health Care	95.3%
■	Information Technology	3.7
■	Financials	0.6
■	Materials	0.4
	Money Market Fund	0.0(a)
		100.0

(a)
Less than 0.05%

ARK Autonomous Technology &
Robotics ETF (ARKQ)

■	Industrials	35.8%
■	Information Technology	34.4
■	Consumer Discretionary	19.7
■	Communication Services	8.9
■	Health Care	1.0
■	Money Market Fund	0.2
		100.0
ARK Innovation ETF (ARKK)

■	Information Technology	33.0%
■	Health Care	32.8
■	Communication Services	14.9
■	Consumer Discretionary	11.3
■	Financials	6.9
■	Industrials	1.0
■	Money Market Fund	0.1
		100.0
ARK Next Generation
Internet ETF (ARKW)

■	Information Technology	36.5%
■	Communication Services	24.5
■	Financials	16.9
■	Consumer Discretionary	15.4
■	Health Care	6.6
■	Money Market Fund	0.1
		100.0
ARK Fintech Innovation ETF (ARKF)

■	Information Technology	45.6%
■	Financials	27.4
■	Consumer Discretionary	12.0
■	Communication Services	7.0
■	Health Care	4.0
■	Real Estate	3.9
■	Money Market Fund	0.1
		100.0
ARK Space Exploration &
Innovation ETF (ARKX)

■	Industrials	51.8%
■	Information Technology	26.5
■	Communication Services	8.1
■	Equity Fund	7.9
■	Consumer Discretionary	5.6
■	Money Market Fund	0.1
		100.0

Sector Diversification (as a percentage of total investments) (concluded)
January 31, 2022

ARK Transparency ETF (CTRU)

■	Information Technology	44.9%
■	Consumer Discretionary	23.5
■	Industrials	8.3
■	Health Care	7.5
■	Communication Services	6.8
■	Consumer Staples	4.5
■	Materials	2.2
■	Financials	2.0
■	Money Market Fund	0.3
		100.0
The 3D Printing ETF (PRNT)

■	Information Technology	46.4%
■	Industrials	29.3
■	Health Care	9.2
■	Consumer Discretionary	5.2
■	Money Market Fund	3.6
■	Materials	3.4
■	Financial Services	2.8
■	Consumer Staples	0.1
		100.0
The ARK Israel Innovative
Technology ETF (IZRL)

■	Information Technology	55.8%
■	Health Care	18.3
■	Industrials	10.3
■	Communication Services	9.4
■	Consumer Discretionary	6.2
		100.0

Schedule of Investments
ARK Genomic Revolution ETF
January 31, 2022 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 99.7%
Biotechnology – 59.0%
AquaBounty Technologies, Inc.*	3,357,823	$5,943,347
Arcturus Therapeutics Holdings, Inc.*†	2,463,076	64,360,176
Beam Therapeutics, Inc.*	2,258,626	156,319,505
Burning Rock Biotech Ltd. (China)*(a)	1,472,695	13,254,255
CareDx, Inc.*†	3,623,433	151,459,499
Cellectis SA (France)*†(a)	2,898,410	17,999,126
CRISPR Therapeutics AG (Switzerland)*	2,073,934	132,213,293
Editas Medicine, Inc.*	999,620	19,032,765
Evogene Ltd. (Israel)*†	2,296,202	3,191,721
Exact Sciences Corp.*	4,661,181	355,927,781
Fate Therapeutics, Inc.*	4,368,208	181,324,314
Ginkgo Bioworks Holdings, Inc.*	18,381,781	109,923,050
Incyte Corp.*	1,639,416	121,857,791
Intellia Therapeutics, Inc.*	1,872,413	177,074,097
Invitae Corp.*	6,052,287	68,027,706
Ionis Pharmaceuticals, Inc.*	7,017,770	223,165,086
Iovance Biotherapeutics, Inc.*	3,138,068	52,248,832
Nurix Therapeutics, Inc.*	404,681	7,535,160
Organovo Holdings, Inc.*	209,508	653,665
Recursion Pharmaceuticals, Inc., Class A*	2,920,697	34,581,053
Regeneron Pharmaceuticals, Inc.*	69,282	42,164,332
Repare Therapeutics, Inc. (Canada)*†	2,971,279	45,846,835
Surface Oncology, Inc.*†	5,410,150	20,288,063
Twist Bioscience Corp.*	1,948,118	115,757,172
Veracyte, Inc.*	2,087,385	63,477,378
Vertex Pharmaceuticals, Inc.*	747,966	181,793,136
Verve Therapeutics, Inc.*	1,682,741	48,496,596
Total Biotechnology		2,413,915,734
Chemicals – 0.4%
Zymergen, Inc.*	3,242,127	16,859,060
Electronic Equipment, Instruments & Components – 1.2%
908 Devices, Inc.*†	3,107,331	49,157,976
Financial Services – 0.6%
Dynamics Special Purpose Corp., Class A*†	2,354,418	23,308,738
Health Care Equipment & Supplies – 1.7%
Butterfly Network, Inc.*	7,583,314	43,983,221
Cerus Corp.*	4,534,872	24,306,914
Total Health Care Equipment & Supplies		68,290,135
Health Care Providers & Services – 7.9%
1Life Healthcare, Inc.*	5,444,619	60,761,948
Accolade, Inc.*†	5,013,040	95,749,064
Castle Biosciences, Inc.*	1,208,744	52,278,178
Signify Health, Inc., Class A*†	8,657,468	115,404,049
Total Health Care Providers & Services		324,193,239
Health Care Technology – 11.0%
Schrodinger, Inc.*	2,927,222	82,986,743
Teladoc Health, Inc.*	4,166,263	319,594,035
Veeva Systems, Inc., Class A*	210,318	49,748,620
Total Health Care Technology		452,329,398
Investments	Shares	Value
Life Sciences Tools & Services – 14.2%
10X Genomics, Inc., Class A*	469,230	$45,172,772
Adaptive Biotechnologies Corp.*	5,674,389	98,961,344
Berkeley Lights, Inc.*†	3,524,580	34,223,672
Codexis, Inc.*	3,228,138	66,176,829
Compugen Ltd. (Israel)*	3,318,581	11,780,963
Pacific Biosciences of California, Inc.*†	13,026,974	145,641,569
Personalis, Inc.*†	5,237,429	59,654,316
Quantum-Si, Inc.*†	11,749,374	56,279,502
SomaLogic, Inc.*	7,444,548	63,874,222
Total Life Sciences Tools & Services		581,765,189
Pharmaceuticals – 1.2%
Pfizer, Inc.	903,095	47,584,076
Takeda Pharmaceutical Co. Ltd. (Japan)(a)	3,090	44,681
Total Pharmaceuticals		47,628,757
Software – 2.5%
Palantir Technologies, Inc., Class A*	178,232	2,443,561
UiPath, Inc., Class A*	2,748,663	100,408,659
Total Software		102,852,220
Total Common Stocks (Cost $7,717,132,398)		4,080,300,446
MONEY MARKET FUND – 0.0%(b)
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(c) (Cost $1,416,368)	1,416,368	1,416,368
Total Investments – 99.7% (Cost $7,718,548,766)		4,081,716,814
Other Assets in Excess of Liabilities – 0.3%		10,465,527
Net Assets – 100.0%		$4,092,182,341

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
ARK Genomic Revolution ETF
January 31, 2022 (Unaudited)
Affiliated Issuer Transactions
A summary of the Fund’s period to date transactions with companies which are or were affiliated issuers during the period are as follows:
Value ($) at 7/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2022	Value ($) at 1/31/2022
Common Stocks – 21.6%
Biotechnology – 7.4%
AquaBounty Technologies, Inc.
32,699,225	3,768,776	(11,611,945)	(15,572,311)	(3,340,398)	—	—	—	—
Arcturus Therapeutics Holdings, Inc.
84,888,987	38,053,854	(46,295,335)	12,833,202	(25,120,532)	—	—	2,463,076	64,360,176
CareDx, Inc.
310,172,395	89,533,944	(90,538,206)	3,080,418	(160,789,052)	—	—	3,623,433	151,459,499
Cellectis SA
56,897,431	7,518,689	(24,736,585)	(18,951,637)	(2,728,772)	—	—	2,898,410	17,999,126
Evogene Ltd.
9,030,619	1,260,274	(3,030,704)	203,793	(4,272,261)	—	—	2,296,202	3,191,721
Fate Therapeutics, Inc.
357,383,678	130,458,732	(117,255,017)	1,725,707	(190,988,786)	—	—	—	—
Ionis Pharmaceuticals, Inc.
335,200,942	71,228,676	(136,074,277)	(28,249,338)	(18,940,917)	—	—	—	—
Repare Therapeutics, Inc.
93,387,201	38,264,433	(33,081,669)	22,546	(52,745,676)	—	—	2,971,279	45,846,835
Surface Oncology, Inc.
26,008,455	21,592,501	(13,339,613)	(934,252)	(13,039,028)	—	—	5,410,150	20,288,063
Twist Bioscience Corp.
303,792,362	44,686,884	(97,965,096)	8,559,051	(143,316,029)	—	—	—	—
Electronic Equipment, Instruments & Components – 1.2%
908 Devices, Inc.
81,883,531	49,899,974	(35,161,344)	(1,415,556)	(46,048,629)	—	—	3,107,331	49,157,976
Financial Services – 0.6%
Dynamics Special Purpose Corp.
19,718,888	9,587,446	(6,086,431)	1,593	87,242	—	—	2,354,418	23,308,738
Health Care Providers & Services – 5.2%
Accolade, Inc.
259,620,477	56,592,116	(73,772,398)	(8,297,187)	(138,393,944)	—	—	5,013,040	95,749,064
Castle Biosciences, Inc.
156,646,658	19,315,415	(69,811,729)	(21,224,277)	(32,647,889)	—	—	—	—
Signify Health, Inc.
139,077,091	143,018,037	(60,583,184)	(4,344,446)	(101,763,449)	—	—	8,657,468	115,404,049
Life Sciences Tools & Services – 7.2%
Berkeley Lights, Inc.
145,389,853	48,953,983	(33,763,469)	(5,128,403)	(121,228,292)	—	—	3,524,580	34,223,672
Codexis, Inc.
135,791,147	28,063,739	(124,943,179)	26,562,833	702,289	—	—	—	—
Pacific Biosciences of California, Inc.
460,481,139	106,601,815	(138,790,335)	108,792,919	(391,443,969)	—	—	13,026,974	145,641,569
Personalis, Inc.
97,468,702	47,361,263	(35,383,783)	(2,443,664)	(47,348,202)	—	—	5,237,429	59,654,316
Quantum-Si, Inc.
71,309,635	70,230,761	(35,987,724)	72,530	(49,345,700)	—	—	11,749,374	56,279,502
Molecular Diagnostics – 0.0%
CM Life Sciences II, Inc.
32,363,829	1,149,934	(1,108,561)	(144,970)	5,547,068	—	—	—	—
$3,209,212,245	$1,027,141,246	$(1,189,320,584)	$55,148,551	$(1,537,164,926)	$—	$—	72,333,164	$882,564,306

*
Non-income producing security

†
Affiliated security

(a)
American Depositary Receipt

(b)
Less than 0.05%

(c)
Rate shown represents annualized 7-day yield as of January 31, 2022.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
ARK Genomic Revolution ETF
January 31, 2022 (Unaudited)
Fair Value Measurement
The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level 1 – Quoted prices in active markets for identical assets.

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the valuations as of January 31, 2022, based upon the three levels defined above:
ARK Genomic Revolution ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$4,080,300,446	$—	$—	$4,080,300,446
Money Market Fund	1,416,368	—	—	1,416,368
Total	$4,081,716,814	$—	$—	$4,081,716,814

‡
Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments
ARK Autonomous Technology & Robotics ETF
January 31, 2022 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 99.7%
Aerospace & Defense – 14.5%
AeroVironment, Inc.*	837,787	$47,686,836
Archer Aviation, Inc., Class A*†	8,355,720	26,320,518
Elbit Systems Ltd. (Israel)	183,083	30,347,838
Kratos Defense & Security Solutions, Inc.*†	7,020,820	117,668,943
Lockheed Martin Corp.	39,675	15,438,733
Total Aerospace & Defense		237,462,868
Airlines – 2.3%
Blade Air Mobility, Inc.*†	6,106,734	37,312,145
Auto Components – 2.7%
Magna International, Inc. (Canada)	549,080	44,261,339
Automobiles – 15.3%
BYD Co. Ltd. (China)(a)	275,301	16,405,187
Niu Technologies (China)*(a)	2,848,560	40,022,268
Tesla, Inc.*	182,533	170,982,312
XPeng, Inc. (China)*(a)	683,183	23,972,891
Total Automobiles		251,382,658
Biotechnology – 0.0%(b)
Organovo Holdings, Inc.*	104,918	327,344
Diversified Consumer Services – 0.7%
2U, Inc.*	731,542	11,807,088
Diversified Telecommunication – 5.0%
Iridium Communications, Inc.*	2,265,761	81,295,504
Electronic Equipment, Instruments & Components – 8.6%
Teledyne Technologies, Inc.*	50,372	21,228,272
Trimble, Inc.*	1,666,369	120,245,187
Total Electronic Equipment, Instruments & Components		141,473,459
Health Care Equipment & Services – 1.0%
Intuitive Surgical, Inc.*	60,249	17,121,561
Household Durables – 1.0%
Vuzix Corp.*	2,520,443	16,458,493
Interactive Media & Services – 3.9%
Alphabet, Inc., Class C*	12,657	34,350,718
Baidu, Inc. (China)*(a)	182,662	29,178,428
Total Interactive Media & Services		63,529,146
Internet & Direct Marketing Retail – 0.0%(b)
JD.com, Inc. (China)*(a)	1,267	94,873
Machinery – 16.7%
Caterpillar, Inc.	128,402	25,880,707
Deere & Co.	181,204	68,205,186
Komatsu Ltd. (Japan)(a)	3,023,475	76,131,101
Markforged Holding Corp.*†	9,705,167	45,905,440
Proto Labs, Inc.*	432,463	21,700,993
Velo3D Inc.*	5,538,325	35,722,196
Total Machinery		273,545,623
Road & Rail – 2.3%
TuSimple Holdings, Inc., Class A*	1,984,162	37,222,879
Semiconductors & Semiconductor Equipment – 1.8%
Teradyne, Inc.	258,312	30,333,578
Investments	Shares	Value
Software – 17.2%
ANSYS, Inc.*	57,086	$19,409,811
Materialise NV (Belgium)*(a)	1,184,459	24,293,254
Palantir Technologies, Inc., Class A*	2,479,038	33,987,611
Synopsys, Inc.*	58,197	18,070,168
UiPath, Inc., Class A*	3,642,039	133,043,685
Unity Software, Inc.*	510,621	53,691,798
Total Software		282,496,327
Technology Hardware, Storage & Peripherals – 6.7%
3D Systems Corp.*	3,269,345	58,521,275
Nano Dimension Ltd. (Israel)*(a)	7,796,486	28,613,104
Stratasys Ltd.*	935,351	22,298,768
Total Technology Hardware, Storage & Peripherals		109,433,147
Total Common Stocks (Cost $2,203,854,604)		1,635,558,032
MONEY MARKET FUND – 0.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(c)
(Cost $2,769,469)	2,769,469	2,769,469
Total Investments – 99.9% (Cost $2,206,624,073)		1,638,327,501
Other Assets in Excess of Liabilities – 0.1%		1,991,732
Net Assets – 100.0%		$1,640,319,233

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
ARK Autonomous Technology & Robotics ETF
January 31, 2022 (Unaudited)
Affiliated Issuer Transactions
A summary of the Fund’s period to date transactions with companies which are or were affiliated issuers during the period are as follows:
Value ($) at 7/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2022	Value ($) at 1/31/2022
Common Stocks – 16.0%
Aerospace & Defense – 8.8%
Archer Aviation, Inc.
28,560,815	56,903,659	(14,463,027)	(1,109,202)	(43,571,727)	—	—	8,355,720	26,320,518
Kratos Defense & Security Solutions, Inc.
192,932,864	56,243,438	(52,773,662)	(4,856,570)	(73,877,127)	—	—	7,020,820	117,668,943
Airlines – 2.2%
Blade Air Mobility, Inc.
29,954,012	35,640,858	(15,015,159)	617,266	(13,884,832)	—	—	6,106,734	37,312,145
Machinery – 5.0%
Markforged Holding Corp.
28,017,642	76,960,291	(17,561,969)	(328,642)	(41,181,882)	—	—	9,705,167	45,905,440
Velo3D Inc.
26,430,752	41,939,406	(12,394,936)	592,243	(20,845,269)	—	—	—	—
$305,896,085	$233,235,358	$(102,076,926)	$(5,694,151)	$(171,358,490)	$—	$—	31,188,441	$227,207,046

†
Affiliated security

*
Non-income producing security

(a)
American Depositary Receipt

(b)
Less than 0.05%

(c)
Rate shown represents annualized 7-day yield as of January 31, 2022.

Fair Value Measurement
The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level 1 – Quoted prices in active markets for identical assets.

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the valuations as of January 31, 2022, based upon the three levels defined above:
ARK Autonomous Technology & Robotics ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$1,635,558,032	$—	$—	$1,635,558,032
Money Market Fund	2,769,469	—	—	2,769,469
Total	$1,638,327,501	$—	$—	$1,638,327,501

‡
Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments
ARK Innovation ETF
January 31, 2022 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 99.9%
Automobiles – 8.2%
Tesla, Inc.*	1,139,789	$1,067,663,152
Biotechnology – 21.9%
Beam Therapeutics, Inc.*†	6,060,272	419,431,425
CRISPR Therapeutics AG (Switzerland)*†	6,129,474	390,753,968
Editas Medicine, Inc.*	70,040	1,333,562
Exact Sciences Corp.*	8,025,361	612,816,566
Fate Therapeutics, Inc.*†	5,946,682	246,846,770
Ginkgo Bioworks Holdings, Inc.*	31,731,889	189,756,696
Intellia Therapeutics, Inc.*†	5,710,522	540,044,066
Invitae Corp.*†	17,416,439	195,760,774
Iovance Biotherapeutics, Inc.*	150	2,497
Twist Bioscience Corp.*	1,686,945	100,238,272
Veracyte, Inc.*†	4,722,315	143,605,599
Total Biotechnology		2,840,590,195
Capital Markets – 6.9%
Coinbase Global, Inc., Class A*	3,457,191	657,384,869
Robinhood Markets, Inc., Class A*	16,469,317	233,040,835
Total Capital Markets		890,425,704
Diversified Consumer Services – 0.7%
2U, Inc.*†	5,718,334	92,293,911
Diversified Telecommunication – 1.4%
Iridium Communications, Inc.*	5,023,494	180,242,965
Electronic Equipment, Instruments & Components – 1.2%
Trimble, Inc.*	2,066,649	149,129,392
Entertainment – 11.3%
ROBLOX Corp., Class A*	1,299,788	85,604,038
Roku, Inc.*	4,974,186	816,015,213
Sea Ltd. (Taiwan)*(a)	24,125	3,626,229
Skillz, Inc.*	3,384,567	16,279,767
Spotify Technology SA*	2,802,634	550,044,949
Total Entertainment		1,471,570,196
Health Care Equipment & Supplies – 0.4%
Cerus Corp.*†	9,915,892	53,149,181
Health Care Providers & Services – 1.1%
Signify Health, Inc., Class A*†	11,121,843	148,254,167
Health Care Technology – 6.5%
Teladoc Health, Inc.*†	11,013,932	844,878,724
Hotels Restaurants & Leisure – 2.4%
DraftKings, Inc., Class A*	13,971,698	308,634,809
Interactive Media & Services – 2.1%
Twitter, Inc.*	7,422,233	278,407,960
IT Services – 11.1%
Block, Inc.*	4,067,790	497,450,039
Shopify, Inc., Class A (Canada)*	410,005	395,343,221
Twilio, Inc., Class A*	2,619,229	539,875,482
Total IT Services		1,432,668,742
Investments	Shares	Value
Life Sciences Tools & Services – 2.9%
10X Genomics, Inc., Class A*	1,837,892	$176,933,863
Berkeley Lights, Inc.*†	4,641,575	45,069,693
Compugen Ltd. (Israel)*†	5,682,802	20,173,947
Pacific Biosciences of California, Inc.*†	11,929,108	133,367,428
Total Life Sciences Tools & Services		375,544,931
Road & Rail – 1.0%
TuSimple Holdings, Inc., Class A*	6,847,843	128,465,534
Software – 19.9%
Materialise NV (Belgium)*†(a)	3,772,337	77,370,632
PagerDuty, Inc.*†	7,299,320	241,023,546
Palantir Technologies, Inc., Class A*	24,474,907	335,550,975
UiPath, Inc., Class A*	14,129,740	516,159,402
Unity Software, Inc.*	5,433,778	571,361,757
Zoom Video Communications, Inc., Class A*	5,441,019	839,440,411
Total Software		2,580,906,723
Technology Hardware, Storage & Peripherals – 0.9%
3D Systems Corp.*	75,333	1,348,460
Stratasys Ltd.*†	4,617,180	110,073,571
Total Technology Hardware, Storage & Peripherals		111,422,031
Total Common Stocks (Cost $20,657,820,823)		12,954,248,317
MONEY MARKET FUND – 0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b) (Cost $17,592,362)	17,592,362	17,592,362
Total Investments – 100.0% (Cost $20,675,413,185)		12,971,840,679
Liabilities in Excess of Other Assets – (0.0)%(c)		(3,561,337)
Net Assets – 100.0%		$12,968,279,342

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
ARK Innovation ETF
January 31, 2022 (Unaudited)
Affiliated Issuer Transactions
A summary of the Fund’s period to date transactions with companies which are or were affiliated issuers during the period are as follows:
Value ($) at 7/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2022	Value ($) at 1/31/2022
Common Stocks – 28.5%
Biotechnology – 14.9%
Beam Therapeutics, Inc.
429,666,220	377,485,328	(259,713,176)	25,753,440	(153,760,387)	—	—	6,060,272	419,431,425
CRISPR Therapeutics AG
590,141,202	395,738,354	(279,812,333)	54,615,163	(369,928,418)	—	—	6,129,474	390,753,968
Editas Medicine, Inc.
179,157,870	60,448,693	(168,105,312)	(22,191,880)	(47,975,809)	—	—	—	—
Fate Therapeutics, Inc.
368,294,731	302,629,751	(188,518,666)	(8,698,230)	(226,860,816)	—	—	5,946,682	246,846,770
Intellia Therapeutics, Inc.
588,966,306	503,715,195	(337,412,833)	265,862,472	(481,087,074)	—	—	5,710,522	540,044,066
Invitae Corp.
331,826,516	314,351,089	(175,128,732)	39,254,286	(314,542,385)	—	—	17,416,439	195,760,774
Iovance Biotherapeutics, Inc.
189,057,134	36,882,663	(203,368,496)	(164,615,118)	142,046,314	—	—	—	—
Veracyte, Inc.
146,417,966	150,829,544	(91,432,915)	24,676,740	(86,885,736)	—	—	4,722,315	143,605,599
Diversified Consumer Services – 0.7%
2U, Inc.
223,797,134	87,329,285	(76,204,621)	13,435,801	(156,063,688)	—	—	5,718,334	92,293,911
Diversified Telecommunication – 0.0%
Iridium Communications, Inc.
351,317,071	123,485,266	(256,202,296)	(6,087,469)	(32,269,607)	—	—	—	—
Health Care Equipment & Supplies – 0.4%
Cerus Corp.
61,502,127	22,020,315	(36,776,562)	2,330,886	4,072,415	—	—	9,915,892	53,149,181
Health Care Providers & Services – 1.1%
Signify Health, Inc.
—	321,243,136	(76,611,190)	(1,173,170)	(95,204,609)	—	—	11,121,843	148,254,167
Health Care Technology – 6.5%
Teladoc Health, Inc.
1,309,104,544	867,940,252	(611,506,284)	(11,819,785)	(708,840,003)	—	—	11,013,932	844,878,724
Life Sciences Tools & Services – 1.5%
Berkeley Lights, Inc.
158,277,143	90,104,092	(52,918,469)	(1,994,950)	(148,398,123)	—	—	4,641,575	45,069,693
Compugen Ltd.
43,591,664	10,386,472	(16,207,883)	1,910,812	(19,507,118)	—	—	5,682,802	20,173,947
Pacific Biosciences of California, Inc.
246,859,499	227,915,477	(124,140,933)	62,950,308	(280,216,923)	—	—	11,929,108	133,367,428
Machinery – 0.0%
Proto Labs, Inc.
155,624,215	12,316,665	150,882,022	(120,312,087)	103,253,229	—	—	—	—
Software – 2.5%
Materialise NV
80,375,733	46,320,752	(43,500,051)	1,983,714	(7,809,516)	—	—	3,772,337	77,370,632
PagerDuty, Inc.
224,620,189	212,015,324	(140,437,856)	39,649,195	(94,823,306)	—	—	7,299,320	241,023,546
Technology Hardware, Storage & Peripherals – 0.9%
Stratasys Ltd.
81,818,214	67,201,592	(55,780,223)	9,439,462	7,394,526	—	—	4,617,180	110,073,571
$5,760,415,478	$4,230,359,245	$(3,042,896,809)	$204,969,590	$(2,967,407,034)	$—	$—	121,698,027	$3,702,097,402

†
Affiliated security

*
Non-income producing security

(a)
American Depositary Receipt

(b)
Rate shown represents annualized 7-day yield as of January 31, 2022.

(c)
Less than 0.05%

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
ARK Innovation ETF
January 31, 2022 (Unaudited)
Fair Value Measurement
The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level 1 – Quoted prices in active markets for identical assets.

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the valuations as of January 31, 2022, based upon the three levels defined above:
ARK Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$12,954,248,317	$—	$—	$12,954,248,317
Money Market Fund	17,592,362	—	—	17,592,362
Total	$12,971,840,679	$—	$—	$12,971,840,679

‡
Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments
ARK Next Generation Internet ETF
January 31, 2022 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 93.4%
Automobiles – 7.8%
Tesla, Inc.*	223,908	$209,739,102
Banks – 0.5%
NU Holdings Ltd/Cayman Islands (Brazil)*	1,684,776	12,501,038
Biotechnology – 1.2%
Veracyte, Inc.*	1,054,350	32,062,783
Capital Markets – 10.2%
Coinbase Global, Inc., Class A*	999,403	190,036,481
Concord Acquisition Corp., Class A*†	3,114,184	30,986,131
Robinhood Markets, Inc., Class A*	3,865,629	54,698,650
Total Capital Markets		275,721,262
Diversified Consumer Services – 0.7%
2U, Inc.*	1,227,340	19,809,268
Entertainment – 17.5%
Endeavor Group Holdings, Inc., Class A*	497,509	15,606,857
ROBLOX Corp., Class A*	1,194,424	78,664,765
Roku, Inc.*	957,906	157,144,479
Sea Ltd. (Taiwan)*(a)	332,817	50,025,723
Skillz, Inc.*	1,381,349	6,644,289
Spotify Technology SA*	684,386	134,317,596
Walt Disney Co. (The)*	198,213	28,338,513
Total Entertainment		470,742,222
Health Care Technology – 5.4%
Teladoc Health, Inc.*	1,901,573	145,869,665
Hotels Restaurants & Leisure – 3.3%
DraftKings, Inc., Class A*	3,975,960	87,828,956
Household Durables – 1.1%
Vuzix Corp.*†	4,452,066	29,071,991
Interactive Media & Services – 7.0%
Genius Sports Ltd (United Kingdom)*	5,534,564	35,863,975
Nextdoor Holdings, Inc.*†	4,305,133	24,367,053
Snap, Inc., Class A*	1,160	37,746
Twitter, Inc.*	3,420,518	128,303,630
Total Interactive Media & Services		188,572,404
Internet & Direct Marketing Retail – 2.3%
Etsy, Inc.*	180,131	28,294,978
MercadoLibre, Inc. (Argentina)*	31,049	35,149,331
Total Internet & Direct Marketing Retail		63,444,309
IT Services – 15.4%
Adyen NV (Netherlands)*(a)	1,213,882	24,666,082
Block, Inc.*	793,485	97,035,281
Cloudflare, Inc., Class A*	345,169	33,274,291
Okta, Inc.*	145,811	28,854,539
Shopify, Inc., Class A (Canada)*	107,162	103,329,887
Snowflake, Inc., Class A*	91	25,107
Twilio, Inc., Class A*	618,843	127,555,919
Total IT Services		414,741,106
Investments	Shares	Value
Leisure Products – 0.0%(b)
Peloton Interactive, Inc., Class A*	9,044	$247,173
Software – 19.9%
DocuSign, Inc.*	345	43,391
LivePerson, Inc.*	94	2,808
Monday.com Ltd.*	60,848	12,736,703
PagerDuty, Inc.*	1,592,165	52,573,288
Palantir Technologies, Inc., Class A*	2,980,991	40,869,387
Splunk, Inc.*	779,656	96,614,971
UiPath, Inc., Class A*	2,295,672	83,860,898
Unity Software, Inc.*	889,544	93,535,552
Zoom Video Communications, Inc., Class A*	1,004,325	154,947,261
Total Software		535,184,259
Technology Hardware, Storage & Peripherals – 1.1%
Nano Dimension Ltd. (Israel)*(a)	8,122,636	29,810,074
Total Common Stocks (Cost $4,031,424,693)		2,515,345,612
UNIT TRUST – 6.2%
Financials – 6.2%
Grayscale Bitcoin Trust BTC* (Cost $239,469,341)	6,387,460	167,606,950
MONEY MARKET FUND – 0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(c) (Cost $1,799,225)	1,799,225	1,799,225
Total Investments – 99.7% (Cost $4,272,693,259)		2,684,751,787
Other Assets in Excess of Liabilities – 0.3%		7,940,057
Net Assets – 100.0%		$2,692,691,844

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
ARK Next Generation Internet ETF
January 31, 2022 (Unaudited)
Affiliated Issuer Transactions
A summary of the Fund’s period to date transactions with companies which are or were affiliated issuers during the period are as follows:
Value ($) at 7/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2022	Value ($) at 1/31/2022
Common Stocks – 3.1%
Capital Markets – 1.1%
Concord Acquisition Corp.
28,340,692	18,772,935	(15,018,160)	121,190	(1,230,526)	—	—	3,114,184	30,986,131
Household Durables – 1.1%
Vuzix Corp.
59,763,791	31,634,114	(23,101,707)	(3,459,216)	(35,764,991)	—	—	4,452,066	29,071,991
Interactive Media & Services – 0.9%
Nextdoor Holdings, Inc.
44,079,858	20,834,690	(18,987,284)	(976,414)	(20,583,797)	—	—	4,305,133	24,367,053
$132,184,341	$71,241,739	$(57,107,151)	$(4,314,440)	$(57,579,314)	$—	$—	11,871,383	$84,425,175

†
Affiliated security

*
Non-income producing security

(a)
American Depositary Receipt

(b)
Less than 0.05%

(c)
Rate shown represents annualized 7-day yield as of January 31, 2022.

Fair Value Measurement
The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level 1 – Quoted prices in active markets for identical assets.

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the valuations as of January 31, 2022, based upon the three levels defined above:
ARK Next Generation Internet ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$2,515,345,612	$—	$—	$2,515,345,612
Unit Trust‡	167,606,950	—	—	167,606,950
Money Market Fund	1,799,225	—	—	1,799,225
Total	$2,684,751,787	$—	$—	$2,684,751,787

‡
Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments
ARK Fintech Innovation ETF
January 31, 2022 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 98.9%
Banks – 6.7%
NU Holdings Ltd, Class A (Brazil)*	1,842,995	$13,675,023
Silvergate Capital Corp., Class A*	450,471	48,533,745
TCS Group Holding PLC, Class Reg S (Russia)(a)	622,108	44,294,090
Total Banks		106,502,858
Capital Markets – 14.0%
Coinbase Global, Inc., Class A*	749,657	142,547,279
Concord Acquisition Corp., Class A*	68,331	679,893
Intercontinental Exchange, Inc.	134,368	17,019,051
Robinhood Markets, Inc., Class A*	4,550,966	64,396,169
Total Capital Markets		224,642,392
Consumer Finance – 2.9%
Kaspi.KZ JSC (Kazakhstan)(a)	200,628	17,053,380
LendingClub Corp.*	1,525,069	28,610,294
Total Consumer Finance		45,663,674
Entertainment – 4.5%
Sea Ltd. (Taiwan)*(b)	477,069	71,708,241
Health Care Technology – 4.0%
Teladoc Health, Inc.*	835,943	64,125,188
Hotels Restaurants & Leisure – 3.0%
DraftKings, Inc., Class A*	2,196,942	48,530,449
Insurance – 3.6%
Discovery Ltd. (South Africa)*	5,614,722	56,833,991
Interactive Media & Services – 2.4%
Snap, Inc., Class A*	9,195	299,205
Twitter, Inc.*	458,009	17,179,917
Z Holdings Corp. (Japan)	4,305,184	21,589,518
Total Interactive Media & Services		39,068,640
Internet & Direct Marketing Retail – 8.8%
Etsy, Inc.*	203,755	32,005,836
Farfetch Ltd., Class A (United Kingdom)*	695,363	15,096,331
Global-e Online Ltd. (Israel)*	110,862	3,958,882
JD.com, Inc. (China)*(b)	337,056	25,238,753
MercadoLibre, Inc. (Argentina)*	57,505	65,099,110
Pinduoduo, Inc. (China)*(b)	282	16,875
Total Internet & Direct Marketing Retail		141,415,787
IT Services – 33.9%
Adyen NV (Netherlands)*(c)	28,465	57,210,135
Block, Inc.*	1,251,071	152,993,473
PayPal Holdings, Inc.*	159,834	27,481,858
Shopify, Inc., Class A (Canada)*	134,358	129,553,358
StoneCo Ltd., Class A (Brazil)*	2,519,552	39,254,620
Toast, Inc., Class A*	1,240,007	28,371,360
Twilio, Inc., Class A*	523,986	108,003,994
Total IT Services		542,868,798
Investments	Shares	Value
Real Estate Management & Development – 3.9%
Opendoor Technologies, Inc.*	1,474,855	$14,645,310
Zillow Group, Inc., Class C*	933,251	47,110,511
Total Real Estate Management & Development		61,755,821
Software – 11.2%
Bill.com Holdings, Inc.*	148,481	27,945,609
DocuSign, Inc.*	150,797	18,965,739
Intuit, Inc.	35,561	19,744,534
Palantir Technologies, Inc., Class A*	83,330	1,142,454
UiPath, Inc., Class A*	2,289,059	83,619,325
Workday, Inc., Class A*	112,388	28,435,288
Total Software		179,852,949
Total Common Stocks (Cost $2,408,502,695)		1,582,968,788
MONEY MARKET FUND – 0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(d) (Cost $2,308,378)	2,308,378	2,308,378
Total Investments – 99.0% (Cost $2,410,811,073)		1,585,277,166
Other Assets in Excess of Liabilities – 1.0%		16,781,994
Net Assets – 100.0%		$1,602,059,160

*
Non-income producing security

(a)
Global Depositary Receipt

(b)
American Depositary Receipt

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)
Rate shown represents annualized 7-day yield as of January 31, 2022.

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
ARK Fintech Innovation ETF
January 31, 2022 (Unaudited)
Fair Value Measurement
The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level 1 – Quoted prices in active markets for identical assets.

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the valuations as of January 31, 2022, based upon the three levels defined above:
ARK Fintech Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$1,582,968,788	$—	$—	$1,582,968,788
Money Market Fund	2,308,378	—	—	2,308,378
Total	$1,585,277,166	$—	$—	$1,585,277,166

‡
Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments
ARK Space Exploration & Innovation ETF
January 31, 2022 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 91.7%
Aerospace & Defense – 29.8%
AeroVironment, Inc.*	284,852	$16,213,776
Airbus SE (France)*	36,462	4,592,773
Archer Aviation, Inc., Class A*	1,792,949	5,647,789
Elbit Systems Ltd. (Israel)	37,947	6,290,095
HEICO Corp.	35,570	4,851,392
Kratos Defense & Security Solutions, Inc.*	1,707,289	28,614,164
L3Harris Technologies, Inc.	108,274	22,660,666
Lockheed Martin Corp.	15,561	6,055,252
Mynaric AG (Germany)*(a)	439,508	4,847,773
Spirit AeroSystems Holdings, Inc., Class A	188,776	8,274,052
Thales SA (France)	52,781	4,829,107
Total Aerospace & Defense		112,876,839
Air Freight & Logistics – 3.5%
JD Logistics, Inc. (China)*(b)	4,496,326	13,349,914
Airlines – 4.0%
Blade Air Mobility, Inc.*	1,772,095	10,827,501
Joby Aviation, Inc.*	1,004,527	4,168,787
Total Airlines		14,996,288
Diversified Telecommunication – 6.0%
Iridium Communications, Inc.*	634,460	22,764,425
Electronic Equipment, Instruments & Components – 10.7%
Teledyne Technologies, Inc.*	9,446	3,980,828
Trimble, Inc.*	509,525	36,767,324
Total Electronic Equipment, Instruments & Components		40,748,152
Entertainment – 0.0%(c)
Netflix, Inc.*	103	43,995
Household Durables – 2.5%
Garmin Ltd.	75,871	9,439,870
Industrial Conglomerates – 1.3%
Honeywell International, Inc.	24,115	4,931,035
Interactive Media & Services – 2.0%
Alphabet, Inc., Class C*	2,863	7,770,096
Internet & Direct Marketing Retail – 3.1%
Amazon.com, Inc.*	3,967	11,867,161
Machinery – 13.1%
Deere & Co.	27,470	10,339,708
Komatsu Ltd. (Japan)	859,488	20,956,929
Markforged Holding Corp.*	1,847,629	8,739,285
Velo3D Inc.*	1,467,254	9,463,788
Total Machinery		49,499,710
Semiconductors & Semiconductor Equipment – 1.4%
Teradyne, Inc.	45,063	5,291,748
Software – 13.3%
ANSYS, Inc.*	12,090	4,110,721
Dassault Systemes SE (France)	251,973	12,016,642
Palantir Technologies, Inc., Class A*	477,453	6,545,881
Synopsys, Inc.*	12,759	3,961,669
UiPath, Inc., Class A*	351,351	12,834,852
Unity Software, Inc.*	104,051	10,940,963
Total Software		50,410,728
Investments	Shares	Value
Technology Hardware, Storage & Peripherals – 1.0%
3D Systems Corp.*	216,277	$3,871,358
Total Common Stocks (Cost $436,509,965)		347,861,319
EXCHANGE-TRADED FUND – 7.9%
Equity Fund – 7.9%
The 3D Printing ETF† (Cost $38,824,372)	987,008	29,797,772
MONEY MARKET FUND – 0.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(d) (Cost $283,896)	283,896	283,896
Total Investments – 99.7% (Cost $475,618,233)		377,942,987
Other Assets in Excess of Liabilities – 0.3%		1,311,379
Net Assets – 100.0%		$379,254,366

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
ARK Space Exploration & Innovation ETF
January 31, 2022 (Unaudited)
Affiliated Issuer Transactions
A summary of the Fund’s period to date transactions with companies which are or were affiliated issuers during the period are as follows:
Value ($) at 7/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2022	Value ($) at 1/31/2022
Exchange-Traded Fund – 7.9%
Equity Fund – 7.9%
The 3D Printing ETF
41,642,604	6,315,301	(9,763,808)	(566,410)	(7,829,915)	604	—	987,008	29,797,772
$41,642,604	$6,315,301	$(9,763,808)	$(566,410)	$(7,829,915)	$604	$—	987,008	$29,797,772

†
Affiliated security

*
Non-income producing security

(a)
American Depositary Receipt

(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)
Less than 0.05%

(d)
Rate shown represents annualized 7-day yield as of January 31, 2022.

Fair Value Measurement
The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level 1 – Quoted prices in active markets for identical assets.

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the valuations as of January 31, 2022, based upon the three levels defined above:
ARK Space Exploration & Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$347,861,319	$—	$—	$347,861,319
Exchange-Traded Fund	29,797,772	—	—	29,797,772
Money Market Fund	283,896	—	—	283,896
Total	$377,942,987	$—	$—	$377,942,987

‡
Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments
ARK Transparency ETF
January 31, 2022 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 99.7%
Aerospace & Defense – 2.1%
AeroVironment, Inc.*	3,460	$196,943
Axon Enterprise, Inc.*	1,387	194,083
Total Aerospace & Defense		391,026
Auto Components – 1.1%
Autoliv, Inc. (Sweden)	2,085	206,498
Automobiles – 1.0%
Tesla, Inc.*	202	189,217
Biotechnology – 2.8%
Abcam PLC (United Kingdom)*(a)	9,127	163,464
CareDx, Inc.*	4,702	196,544
Twist Bioscience Corp.*	2,762	164,118
Total Biotechnology		524,126
Capital Markets – 1.1%
Cboe Global Markets, Inc.	1,655	196,167
Commercial Services & Supplies – 2.3%
Brady Corp., Class A	3,997	207,524
Steelcase, Inc., Class A	18,363	226,600
Total Commercial Services & Supplies		434,124
Communications Equipment – 0.9%
Radware Ltd. (Israel)*	5,158	173,464
Construction Materials – 1.1%
CRH PLC (Ireland)(a)	4,091	206,227
Containers & Packaging – 1.1%
Sonoco Products Co.	3,723	210,871
Diversified Consumer Services – 0.9%
2U, Inc.*	10,550	170,277
Electrical Equipment – 1.8%
ChargePoint Holdings, Inc.*	11,254	155,868
TPI Composites, Inc.*	14,229	171,744
Total Electrical Equipment		327,612
Electronic Equipment, Instruments & Components – 2.1%
CDW Corp.	1,051	198,692
Knowles Corp.*	9,219	195,535
Total Electronic Equipment, Instruments & Components		394,227
Entertainment – 3.3%
Netflix, Inc.*	356	152,062
ROBLOX Corp., Class A*	2,074	136,594
Roku, Inc.*	930	152,566
Spotify Technology SA*	915	179,578
Total Entertainment		620,800
Food Products – 2.4%
Beyond Meat, Inc.*	3,258	212,193
McCormick & Co., Inc.	2,238	224,494
Total Food Products		436,687
Health Care Technology – 1.9%
Omnicell, Inc.*	1,194	179,267
Teladoc Health, Inc.*	2,327	178,504
Total Health Care Technology		357,771
Hotels, Restaurants & Leisure – 1.0%
Starbucks Corp.	1,839	180,811
Household Durables – 4.2%
Garmin Ltd.	1,579	196,459
iRobot Corp.*	3,241	212,351
Sonos, Inc.*	7,244	182,694
Sony Group Corp. (Japan)(a)	1,705	190,380
Total Household Durables		781,884
Investments	Shares	Value
Household Products – 1.0%
Spectrum Brands Holdings, Inc.	2,136	$190,916
Industrial Conglomerates – 1.0%
Roper Technologies, Inc.	436	190,602
Insurance – 0.9%
Lemonade, Inc.*	5,071	161,917
Interactive Media & Services – 1.2%
TripAdvisor, Inc.*	7,858	213,345
Internet & Direct Marketing Retail – 4.1%
Amazon.com, Inc.*	63	188,463
Fiverr International Ltd.*	1,876	160,041
JD.com, Inc. (China)*(a)	3,059	229,058
Stitch Fix, Inc., Class A*	11,252	184,870
Total Internet & Direct Marketing Retail		762,432
IT Services – 6.1%
Adyen NV (Netherlands)*(a)	8,213	166,888
Cloudflare, Inc., Class A*	1,623	156,457
DigitalOcean Holdings, Inc.*	2,634	151,034
Globant SA*	683	174,288
Shopify, Inc., Class A (Canada)*	155	149,457
Snowflake, Inc., Class A*	627	172,989
Twilio, Inc., Class A*	809	166,751
Total IT Services		1,137,864
Leisure Products – 2.1%
Acushnet Holdings Corp.	4,034	188,388
Hasbro, Inc.	2,120	196,057
Total Leisure Products		384,445
Life Sciences Tools & Services – 2.8%
Bio-Techne Corp.	412	155,081
Bruker Corp.	2,549	169,763
Thermo Fisher Scientific, Inc.	320	186,016
Total Life Sciences Tools & Services		510,860
Machinery – 1.1%
Proto Labs, Inc.*	4,151	208,297
Media – 2.3%
Cardlytics, Inc.*	3,176	213,110
Pearson PLC (United Kingdom)(a)	25,682	218,297
Total Media		431,407
Personal Products – 1.1%
Natura & Co. Holding SA (Brazil)*(a)	23,198	200,895
Semiconductors & Semiconductor Equipment – 5.8%
ASML Holding NV (Netherlands)	270	182,844
Canadian Solar, Inc. (Canada)*	6,801	190,360
MaxLinear, Inc., Class A*	2,864	171,897
NVIDIA Corp.	731	178,993
Skyworks Solutions, Inc.	1,381	202,344
Teradyne, Inc.	1,310	153,833
Total Semiconductors & Semiconductor Equipment		1,080,271
Software – 25.6%
Adobe, Inc.*	379	202,500
Agora, Inc. (China)*(a)	12,895	147,390
Atlassian Corp. PLC, Class A*	559	181,306
Autodesk, Inc.*	759	189,591
Bill.Com Holdings, Inc.*	855	160,920
Crowdstrike Holdings, Inc., Class A*	1,043	188,407
Datadog, Inc., Class A*	1,207	176,355
DocuSign, Inc.*	1,403	176,455
Dropbox, Inc., Class A*	8,742	216,364

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
ARK Transparency ETF
January 31, 2022 (Unaudited)
Investments	Shares	Value
Dynatrace, Inc.*	3,536	$193,985
Elastic NV*	1,734	161,695
Five9, Inc.*	1,570	197,349
Gitlab, Inc., Class A*	2,520	161,305
HubSpot, Inc.*	322	157,394
Intuit, Inc.	333	184,892
Momentive Global, Inc.*	10,053	172,208
Nutanix, Inc., Class A*	6,748	184,490
PagerDuty, Inc.*	6,169	203,700
Qualys, Inc.*	1,553	199,001
Rapid7, Inc.*	1,829	176,188
salesforce.com, Inc.*	844	196,340
Splunk, Inc.*	1,872	231,978
Sprout Social, Inc., Class A*	2,344	161,384
Synopsys, Inc.*	582	180,711
Unity Software, Inc.*	1,499	157,620
Workday, Inc., Class A*	785	198,613
Total Software		4,758,141
Specialty Retail – 4.1%
Best Buy Co., Inc.	2,113	209,779
Buckle, Inc. (The)	5,115	192,528
Hibbett, Inc.	2,995	184,642
Warby Parker, Inc., Class A*	4,589	170,573
Total Specialty Retail		757,522
Technology Hardware, Storage & Peripherals – 4.4%
Apple, Inc.	1,214	212,183
Corsair Gaming, Inc.*	10,165	198,624
HP, Inc.	5,713	209,839
NetApp, Inc.	2,345	202,866
Total Technology Hardware, Storage & Peripherals		823,512
Textiles, Apparel & Luxury Goods – 5.0%
Canada Goose Holdings, Inc. (Canada)*	5,789	177,780
Lululemon Athletica, Inc.*	547	182,567
PVH Corp.	2,025	192,395
Steven Madden Ltd.	4,668	192,042
VF Corp.	2,943	191,913
Total Textiles, Apparel & Luxury Goods		936,697
Total Common Stocks (Cost $21,525,679)		18,550,912
MONEY MARKET FUND – 0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b) (Cost $49,028)	49,028	49,028
Total Investments – 100.0% (Cost $21,574,707)		18,599,940
Liabilities in Excess of Other Assets – (0.0)%(c)		(6,778)
Net Assets – 100.0%		$18,593,162

*
Non-income producing security

(a)
American Depositary Receipt

(b)
Rate shown represents annualized 7-day yield as of January 31, 2022.

(c)
Less than 0.05%

Fair Value Measurement
The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level 1 – Quoted prices in active markets for identical assets.

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the valuations as of January 31, 2022, based upon the three levels defined above:
ARK Transparency ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$18,550,912	$—	$—	$18,550,912
Money Market Fund	49,028	—	—	49,028
Total	$18,599,940	$—	$—	$18,599,940

‡
Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments
The 3D Printing ETF
January 31, 2022 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 96.4%
Aerospace & Defense – 2.3%
Aerojet Rocketdyne Holdings, Inc.	85,665	$3,305,813
Hexcel Corp.*	6,441	336,027
Moog, Inc., Class A	47,913	3,652,887
Total Aerospace & Defense		7,294,727
Air Freight & Logistics – 1.2%
United Parcel Service, Inc., Class B	18,564	3,753,826
Auto Components – 2.4%
Cie Generale des Etablissements Michelin SCA (France)	21,793	3,616,171
Exco Technologies Ltd. (Canada)	481,477	3,723,336
Total Auto Components		7,339,507
Chemicals – 0.8%
5N Plus, Inc. (Canada)*	183,698	330,935
Arkema SA (France)	2,351	344,547
DuPont de Nemours, Inc.	4,456	341,330
Eastman Chemical Co.	2,890	343,708
Evonik Industries AG (Germany)	10,663	344,883
Koninklijke DSM NV (Netherlands)	1,735	323,660
Toray Industries, Inc. (Japan)	55,325	348,594
Total Chemicals		2,377,657
Commercial Services & Supplies – 0.9%
PyroGenesis Canada, Inc. (Canada)*	138,307	378,640
Shapeways Holdings, Inc.*	722,779	2,312,893
Total Commercial Services & Supplies		2,691,533
Electrical Equipment – 1.8%
AMETEK, Inc.	38,417	5,254,293
SGL Carbon SE (Germany)*	45,502	313,359
Total Electrical Equipment		5,567,652
Electronic Equipment, Instruments & Components – 11.0%
FARO Technologies, Inc.*	186,517	10,129,738
Hexagon AB, Class B (Sweden)	386,423	5,146,919
Renishaw PLC (United Kingdom)	140,225	8,554,376
Trimble, Inc.*	145,759	10,517,970
Total Electronic Equipment, Instruments & Components		34,349,003
Health Care Equipment & Supplies – 6.9%
Align Technology, Inc.*	10,710	5,301,021
Conformis, Inc.*†	13,494,608	8,036,039
Straumann Holding AG (Switzerland)	5,044	8,249,266
Total Health Care Equipment & Supplies		21,586,326
Industrial Conglomerates – 2.4%
3M Co.	2,035	337,851
General Electric Co.	38,237	3,612,632
Siemens AG (Germany)	22,599	3,551,373
Total Industrial Conglomerates		7,501,856
Internet & Direct Marketing Retail – 2.8%
Xometry, Inc., Class A*	168,780	8,709,048
Life Sciences Tools & Services – 2.3%
BICO Group AB (Sweden)*	358,796	7,110,700
Machinery – 20.7%
Desktop Metal, Inc., Class A*	2,519,388	10,304,297
Fathom Digital Manufacturing C*	859,707	7,659,989
Investments	Shares	Value
Lincoln Electric Holdings, Inc.	29,024	$3,710,428
Markforged Holding Corp.*	1,820,804	8,612,403
Massivit 3d Printing Technologies Ltd. (Israel)*	200,680	1,169,693
OC Oerlikon Corp. AG (Switzerland)	367,850	3,536,981
Proto Labs, Inc.*	175,305	8,796,805
Sandvik AB (Sweden)	13,032	338,632
SLM Solutions Group AG (Germany)*	621,284	9,925,244
Velo3D Inc.*	1,620,717	10,453,625
Total Machinery		64,508,097
Metals & Mining – 2.6%
Allegheny Technologies, Inc.*	17,411	318,447
Arconic Corp.*	117,311	3,628,429
Carpenter Technology Corp.	11,767	337,948
Kaiser Aluminum Corp.	37,473	3,588,040
voestalpine AG (Austria)	9,316	307,910
Total Metals & Mining		8,180,774
Shell Companies – 2.8%
Atlantic Coastal Acquisition Corp., Class A*	895,660	8,840,164
Software – 23.6%
Altair Engineering, Inc., Class A*	176,624	11,113,182
ANSYS, Inc.*	31,766	10,800,758
Autodesk, Inc.*	43,177	10,785,183
Dassault Systemes SE (France)	202,463	9,655,501
Materialise NV (Belgium)*(a)	464,388	9,524,598
Microsoft Corp.	35,094	10,913,532
PTC, Inc.*	91,443	10,631,163
Total Software		73,423,917
Technology Hardware, Storage & Peripherals – 11.9%
3D Systems Corp.*	480,207	8,595,705
Eastman Kodak Co.*	84,415	331,751
HP, Inc.	243,345	8,938,062
Nano Dimension Ltd. (Israel)*(a)	2,606,277	9,565,036
Stratasys Ltd.*	390,790	9,316,434
Xerox Holdings Corp.	15,725	331,955
Total Technology Hardware, Storage & Peripherals		37,078,943
Total Common Stocks (Cost $383,621,074)		300,313,730
PREFERRED STOCK – 0.1%
Household Products – 0.1%
Henkel AG & Co. KGaA (Germany) (Cost $431,677)	4,013	326,677
MONEY MARKET FUND – 3.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b) (Cost $11,092,963)	11,092,963	11,092,963
Total Investments – 100.1% (Cost $395,145,714)		311,733,370
Liabilities in Excess of Other Assets – (0.1)%		(429,804)
Net Assets – 100.0%		$311,303,566

See accompanying Notes to Financial Statements.

Schedule of Investments (continued)
The 3D Printing ETF
January 31, 2022 (Unaudited)
Affiliated Issuer Transactions
A summary of the Fund’s period to date transactions with companies which are or were affiliated issuers during the period are as follows:
Value ($) at 7/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Dividend Income ($)	Capital Gain Distributions ($)	Number of Shares at 1/31/2022	Value ($) at 1/31/2022
Common Stocks – 2.6%
Health Care Equipment & Supplies – 2.6%
Conformis, Inc.
19,209,575	5,406,416	(3,701,934)	(532,871)	(12,345,147)	—	—	13,494,608	8,036,039
Machinery – 0.0%
ExOne (The) Co.
18,815,801	—	(35,228,058)	(6,866,123)	23,278,380	—	—	—	—
$38,025,376	$5,406,416	$(38,929,992)	$(7,398,994)	$10,933,233	$—	$—	13,494,608	$8,036,039

*
Non-income producing security

†
Affiliated security

(a)
American Depositary Receipt

(b)
Rate shown represents annualized 7-day yield as of January 31, 2022.

Fair Value Measurement
The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level 1 – Quoted prices in active markets for identical assets.

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the valuations as of January 31, 2022, based upon the three levels defined above:
The 3D Printing ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$300,313,730	$—	$—	$300,313,730
Preferred Stock‡	326,677	—	—	326,677
Money Market Fund	11,092,963	—	—	11,092,963
Total	$311,733,370	$—	$—	$311,733,370

‡
Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Schedule of Investments
The ARK Israel Innovative Technology ETF
January 31, 2022 (Unaudited)
Investments	Shares	Value
COMMON STOCKS – 101.5%
Aerospace & Defense – 3.1%
Elbit Systems Ltd. (Israel)	15,508	$2,576,501
RADA Electronic Industries Ltd. (Israel)*	272,178	2,612,909
Total Aerospace & Defense		5,189,410
Auto Components – 1.5%
REE Automotive Ltd., Class A (Israel)*	597,465	2,479,480
Biotechnology – 8.5%
BioLine RX Ltd. (Israel)*(a)	676	1,230
Chemomab Therapeutics Ltd. (Israel)*(a)	97,537	477,931
Collplant Biotechnologies Ltd. (Israel)*	235,667	2,314,250
Enlivex Therapeutics Ltd. (Israel)*	473,300	2,527,422
Entera Bio Ltd. (Israel)*	233,361	534,397
Gamida Cell Ltd. (Israel)*	878,183	2,924,350
Kamada Ltd. (Israel)*	434,214	2,614,557
UroGen Pharma Ltd.*	343,703	2,653,387
Vascular Biogenics Ltd. (Israel)*	277,216	363,153
Total Biotechnology		14,410,677
Communications Equipment – 9.4%
AudioCodes Ltd. (Israel)	89,224	2,642,815
Ceragon Networks Ltd. (Israel)*	1,147,593	2,639,464
Gilat Satellite Networks Ltd. (Israel)*	353,788	2,678,175
Ituran Location and Control Ltd. (Israel)	107,865	2,595,232
Radware Ltd. (Israel)*	80,603	2,710,679
Silicom Ltd. (Israel)*	59,957	2,693,868
Total Communications Equipment		15,960,233
Diversified Telecommunication – 1.5%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)*	1,533,670	2,624,594
Electrical Equipment – 2.5%
Augwind Energy Tech Storage Ltd. (Israel)*	218,124	2,149,266
Gencell Ltd. (Israel)*	816,858	2,067,822
Total Electrical Equipment		4,217,088
Electronic Equipment, Instruments & Components – 5.7%
Arbe Robotics Ltd. (Israel)*	250,805	2,076,665
Innoviz Technologies Ltd. (Israel)*	707,582	2,858,631
Nayax Ltd. (Israel)*	845,874	2,171,738
Priortech Ltd. (Israel)*	79,511	2,531,973
Total Electronic Equipment, Instruments & Components		9,639,007
Entertainment – 1.4%
Playtika Holding Corp.*	142,497	2,426,724
Health Care Equipment & Supplies – 3.3%
Check Cap Ltd.*	1,178	671
Inmode Ltd.*	60,854	2,934,989
Nano-X Imaging Ltd. (Israel)*	235,857	2,676,977
Total Health Care Equipment & Supplies		5,612,637
Hotels, Restaurants & Leisure – 1.7%
Fattal Holdings 1998 Ltd. (Israel)*	24,153	2,881,970
Household Durables – 1.6%
Electra Consumer Products 1970 Ltd. (Israel)	42,458	2,657,146
Investments	Shares	Value
Interactive Media & Services – 1.6%
Taboola.com Ltd. (Israel)*	436,097	$2,638,387
Internet & Direct Marketing Retail – 1.7%
Fiverr International Ltd.*	33,112	2,824,785
IT Services – 6.3%
Malam – Team Ltd. (Israel)	78,820	2,641,942
Matrix IT Ltd. (Israel)	98,064	2,731,504
One Software Technologies Ltd. (Israel)	151,832	2,647,730
Wix.com Ltd. (Israel)*	20,428	2,683,626
Total IT Services		10,704,802
Life Sciences Tools & Services – 1.5%
Compugen Ltd. (Israel)*	719,698	2,554,928
Machinery – 3.2%
Kornit Digital Ltd. (Israel)*	26,530	2,787,242
Plasson Industries Ltd. (Israel)	35,486	2,654,667
Total Machinery		5,441,909
Media – 1.7%
Perion Network Ltd. (Israel)*	140,984	2,890,172
Pharmaceuticals – 5.2%
Intercure Ltd. (Israel)*	257	1,576
MediWound Ltd. (Israel)*	236,756	589,522
PolyPid Ltd. (Israel)*	142,382	635,024
Purple Biotech Ltd. (Israel)*(a)	103,464	264,868
Redhill Biopharma Ltd. (Israel)*(a)	738,314	1,941,766
Taro Pharmaceutical Industries Ltd.*	57,268	2,681,288
Teva Pharmaceutical Industries Ltd. (Israel)*(a)	309,210	2,606,640
Total Pharmaceuticals		8,720,684
Professional Services – 1.6%
Danel Adir Yeoshua Ltd. (Israel)	11,568	2,748,560
Semiconductors & Semiconductor Equipment – 6.3%
Camtek Ltd. (Israel)*	70,375	2,615,839
Nova Ltd. (Israel)*	22,224	2,629,099
SolarEdge Technologies, Inc.*	11,764	2,802,420
Tower Semiconductor Ltd. (Israel)*	73,863	2,537,194
Total Semiconductors & Semiconductor Equipment		10,584,552
Software – 25.4%
Allot Ltd. (Israel)*	270,861	2,600,266
Cellebrite DI Ltd. (Japan)*	422,146	2,532,876
Check Point Software Technologies Ltd. (Israel)*	22,099	2,674,200
Cognyte Software Ltd. (Israel)*	220,811	2,395,799
CyberArk Software Ltd.*	19,386	2,658,790
Hilan Ltd. (Israel)	44,277	2,835,328
ironSource Ltd., Class A (Israel)*	399,940	2,763,586
JFrog Ltd. (Israel)*	109,011	2,912,774
Magic Software Enterprises Ltd. (Israel)	143,054	2,722,428
Monday.com Ltd.*	12,995	2,720,113
Nice Ltd. (Israel)*(a)	10,766	2,756,742
Riskified Ltd., Class A*	396,089	2,760,740
Sapiens International Corp. NV (Israel)	88,198	2,808,224

See accompanying Notes to Financial Statements.

Schedule of Investments (concluded)
The ARK Israel Innovative Technology ETF
January 31, 2022 (Unaudited)
Investments	Shares	Value
SimilarWeb Ltd. (Israel)*	164,430	$2,366,148
Tufin Software Technologies Ltd. (Israel)*	300,784	2,661,938
WalkMe Ltd. (Israel)*	164,308	2,863,889
Total Software		43,033,841
Technology Hardware, Storage & Peripherals – 3.4%
Nano Dimension Ltd. (Israel)*(a)	814,013	2,987,428
Stratasys Ltd.*	117,567	2,802,797
Total Technology Hardware, Storage & Peripherals		5,790,225
Wireless Telecommunication Services – 3.4%
Cellcom Israel Ltd. (Israel)*	477,506	2,786,231
Partner Communications Co. Ltd. (Israel)*	332,222	2,937,668
Total Wireless Telecommunication Services		5,723,899
Total Common Stocks (Cost $215,407,450)		171,755,710
Total Investments – 101.5% (Cost $215,407,450)		171,755,710
Liabilities in Excess of Other Assets – (1.5)%		(2,536,306)
Net Assets – 100.0%		$169,219,404

*
Non-income producing security

(a)
American Depositary Receipt

Country	Value	% of Net Assets
Israel	$141,956,130	83.9%
Japan	2,532,876	1.5
United States	27,266,704	16.1
Total Investments	171,755,710	101.5
Liabilities in Excess of Other Assets	(2,536,306)	(1.5)
Net Assets	$169,219,404	100.0%
Fair Value Measurement
The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level 1 – Quoted prices in active markets for identical assets.

•
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the valuations as of January 31, 2022, based upon the three levels defined above:
The ARK Israel Innovative Technology ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$171,755,710	$—	$—	$171,755,710
Total	$171,755,710	$—	$—	$171,755,710

‡
Please refer to the Schedule of Investments to view securities segregated by industry type.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities

January 31, 2022 (Unaudited)
	ARK Genomic Revolution ETF	ARK Autonomous Technology & Robotics ETF	ARK Innovation ETF	ARK Next Generation Internet ETF
ASSETS:
Investments in non-affiliated securities at market value (Note 2)	$3,199,152,508	$1,411,120,455	$9,269,743,277	$2,600,326,612
Investments in affiliated securities at market value (Note 2)	882,564,306	227,207,046	3,702,097,402	84,425,175
Receivables:
Dividends and interest	379,779	367,530	342	95
Capital shares sold	17,401,905	—	297,558,536	—
Investment securities sold	61,798,651	13,874,555	133,372,173	76,344,067
Reclaims	5,173,433	9,177	1,778,642	—
Total Assets	4,166,470,582	1,652,578,763	13,404,550,372	2,761,095,949
LIABILITIES:
Due to custodian	84,145	25,033	392,943	728
Payables:
Capital shares purchased	35,216,027	6,405,666	55,475,334	39,688,378
Investment securities purchased	36,253,506	4,627,879	371,739,238	26,727,257
Management fees (Note 3)	2,734,563	1,200,952	8,663,515	1,987,742
Total Liabilities	74,288,241	12,259,530	436,271,030	68,404,105
NET ASSETS	$4,092,182,341	$1,640,319,233	$12,968,279,342	$2,692,691,844
NET ASSETS CONSIST OF:
Paid-in capital	$7,893,648,545	$2,086,196,576	$19,854,499,336	$4,156,727,174
Total accumulated loss	(3,801,466,204)	(445,877,343)	(6,886,219,994)	(1,464,035,330)
NET ASSETS	$4,092,182,341	$1,640,319,233	$12,968,279,342	$2,692,691,844
Shares outstanding	82,305,000	24,850,000	172,150,000	28,400,000
Net asset value, per share	$49.72	$66.01	$75.33	$94.81
Investments in non-affiliated securities at cost	$5,682,513,703	$1,774,294,972	$14,185,722,040	$4,117,953,745
Investments in affiliated securities at cost	$2,036,035,063	$432,329,101	$6,489,691,145	$154,739,514
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (continued)

January 31, 2022 (Unaudited)
	ARK Fintech Innovation ETF	ARK Space Exploration & Innovation ETF	ARK Transparency ETF	The 3D Printing ETF
ASSETS:
Investments in non-affiliated securities at market value (Note 2)	$1,585,277,166	$348,145,215	$18,599,940	$303,697,331
Investments in affiliated securities at market value (Note 2)	—	29,797,772	—	8,036,039
Cash	100,963	34	—	—
Receivables:
Dividends and interest	651,575	31,020	2,062	33,379
Investment securities sold	53,424,083	4,619,990	—	5,319,632
Reclaims	—	76,142	—	120,428
Prepaid expenses	—	—	—	—
Total Assets	1,639,453,787	382,670,173	18,602,002	317,206,809
LIABILITIES:
Due to custodian	—	—	45	104,306
Due to custodian for foreign currency	3,396	3,476	—	8,931
Payables:
Capital shares purchased	—	1,583,281	—	4,349,290
Investment securities purchased	36,253,258	1,583,683	—	1,244,714
Management fees (Note 3)	1,137,973	245,367	8,795	193,027
Other accrued expenses	—	—	—	2,975
Total Liabilities	37,394,627	3,415,807	8,840	5,903,243
NET ASSETS	$1,602,059,160	$379,254,366	$18,593,162	$311,303,566
NET ASSETS CONSIST OF:
Paid-in capital	$2,861,850,326	$490,404,879	$21,582,673	$485,769,207
Total accumulated loss	(1,259,791,166)	(111,150,513)	(2,989,511)	(174,465,641)
NET ASSETS	$1,602,059,160	$379,254,366	$18,593,162	$311,303,566
Shares outstanding	49,400,001	23,150,001	1,100,001	10,300,001
Net asset value, per share	$32.43	$16.38	$16.90	$30.22
Investments in non-affiliated securities at cost	$2,410,811,073	$436,793,861	$21,574,707	$379,554,665
Investments in affiliated securities at cost	$—	$38,824,372	$—	$15,591,049
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)

January 31, 2022 (Unaudited)
The ARK Israel Innovative Technology ETF
ASSETS:
Investments in non-affiliated securities at market value (Note 2)	$171,755,710
Receivables:
Dividends and interest	12
Capital shares sold	1,253,487
Investment securities sold	1,001,205
Total Assets	174,010,414
LIABILITIES:
Due to custodian	3,457,599
Due to custodian for foreign currency	3,130
Payables:
Investment securities purchased	1,250,175
Management fees (Note 3)	78,463
Other accrued expenses	1,643
Total Liabilities	4,791,010
NET ASSETS	$169,219,404
NET ASSETS CONSIST OF:
Paid-in capital	$253,437,241
Total accumulated loss	(84,217,837)
NET ASSETS	$169,219,404
Shares outstanding	6,750,001
Net asset value, per share	$25.07
Investments in non-affiliated securities at cost	$215,407,450
See accompanying Notes to Financial Statements.

Statements of Operations

For the Period Ended January 31, 2022 (Unaudited)
	ARK Genomic Revolution ETF	ARK Autonomous Technology & Robotics ETF	ARK Innovation ETF	ARK Next Generation Internet ETF
INVESTMENT INCOME:
Unaffiliated dividend income	$6,542,345	$4,320,552	$640,025	$1,677
Foreign withholding tax	(603,721)	(363,290)	(79,832)	—
Total Income	5,938,624	3,957,262	560,193	1,677
EXPENSES:
Management fees (Note 3)	25,139,959	9,305,250	72,452,561	18,367,657
Overdraft expense	71	29	—	3
Total Expenses	25,140,030	9,305,279	72,452,561	18,367,660
Net Investment Loss(1)	(19,201,406)	(5,348,017)	(71,892,368)	(18,365,983)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments in non-affiliated securities	(243,198,057)	66,647,038	(375,109,909)	(77,166,667)
Investments in affiliated securities	(65,041,148)	—	(364,293,941)	(1,630,780)
In-kind redemptions – non-affiliated securities	120,091,965	107,186,670	1,272,446,220	349,366,370
In-kind redemptions – affiliated securities	120,189,699	(5,084,904)	569,263,532	(2,683,660)
Net realized gain (loss)	(67,957,541)	168,748,804	1,102,305,902	267,885,263
Change in unrealized appreciation (depreciation) on:
Investments in non-affiliated securities	(1,897,874,149)	(387,722,833)	(5,702,213,377)	(1,799,008,078)
Investments in affiliated securities	(1,138,909,155)	(173,980,697)	(2,819,070,950)	(57,579,314)
Change in unrealized depreciation	(3,036,783,304)	(561,703,530)	(8,521,284,327)	(1,856,587,392)
Net realized and unrealized loss on investments and foreign currency translation	(3,104,740,845)	(392,954,726)	(7,418,978,425)	(1,588,702,129)
Net Decrease in Net Assets Resulting From Operations	$(3,123,942,251)	$(398,302,743)	$(7,490,870,793)	$(1,607,068,112)

(1)
Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Statements of Operations (continued)

For the Period Ended January 31, 2022 (Unaudited)
	ARK Fintech Innovation ETF	ARK Space Exploration & Innovation ETF	ARK Transparency ETF(1)	The 3D Printing ETF
INVESTMENT INCOME:
Unaffiliated dividend income	$1,473,140	$1,272,955	$40,921	$926,294
Affiliated dividend income	—	604	—	—
Foreign withholding tax	(13,222)	(57,787)	—	(16,339)
Total Income	1,459,918	1,215,772	40,921	909,955
EXPENSES:
Management fees (Note 3)	11,352,309	1,997,405	14,478	1,480,272
Overdraft expense	51	92	—	3,685
Other expenses	—	—	—	22,710
Total Expenses	11,352,360	1,997,497	14,478	1,506,667
Less expense waivers and reimbursements	—	(136,454)(3)	—	—
Net Expenses	11,352,360	1,861,043	14,478	1,506,667
Net Investment Income (Loss)(2)	(9,892,442)	(645,271)	26,443	(596,712)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments in non-affiliated securities	(301,437,099)	(1,831,971)	(9,827)	(66,580,676)
Investments in affiliated securities	—	—	—	(8,006,682)
Foreign currency transactions	(369,300)	(5,199)	—	(100,588)
In-kind redemptions – non-affiliated securities	131,536,219	6,411,256	—	3,716,073
In-kind redemptions – affiliated securities	—	(566,410)	—	607,688
Net realized gain (loss)	(170,270,180)	4,007,676	(9,827)	(70,364,185)
Change in unrealized appreciation (depreciation) on:
Investments in non-affiliated securities	(851,235,389)	(94,422,441)	(2,974,767)	(32,870,049)
Investments in affiliated securities	—	(7,829,915)	—	10,933,233
Foreign currency translation	14,332	(3,578)	—	(3,453)
Change in unrealized depreciation	(851,221,057)	(102,255,934)	(2,974,767)	(21,940,269)
Net realized and unrealized loss on investments and foreign currency translation	(1,021,491,237)	(98,248,258)	(2,984,594)	(92,304,454)
Net Decrease in Net Assets Resulting From Operations	$(1,031,383,679)	$(98,893,529)	$(2,958,151)	$(92,901,166)

(1)
Represents the period December 8, 2021 (commencement of operations) to January 31, 2022.

(2)
Net investment income (loss) represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

(3)
See Notes to Financial Statements (Note 3).

See accompanying Notes to Financial Statements.

Statements of Operations (concluded)

For the Period Ended January 31, 2022 (Unaudited)
The ARK Israel Innovative Technology ETF
INVESTMENT INCOME:
Unaffiliated dividend income	$542,425
Foreign withholding tax	(128,428)
Total Income	413,997
EXPENSES:
Management fees (Note 3)	601,115
Overdraft expense	1,710
Other expenses	12,525
Total Expenses	615,350
Net Investment Loss(1)	(201,353)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSLATION:
Net realized gain (loss) on:
Investments in non-affiliated securities	(23,854,962)
Foreign currency transactions	(172,369)
In-kind redemptions – non-affiliated securities	5,369,828
Net realized loss	(18,657,503)
Change in unrealized appreciation (depreciation) on:
Investments in non-affiliated securities	(20,045,950)
Foreign currency translation	508
Change in unrealized depreciation	(20,045,442)
Net realized and unrealized loss on investments and foreign currency translation	(38,702,945)
Net Decrease in Net Assets Resulting From Operations	$(38,904,298)

(1)
Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	ARK Genomic Revolution ETF		ARK Autonomous Technology & Robotics ETF
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
OPERATIONS:
Net investment loss(1)	$(19,201,406)	$(19,302,419)	$(5,348,017)	$(8,696,574)
Net realized gain (loss) on investments and foreign currency transactions	(67,957,541)	1,031,287,805	168,748,804	327,433,269
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(3,036,783,304)	(1,002,959,757)	(561,703,530)	(98,689,408)
Net increase (decrease) in net assets resulting from operations	(3,123,942,251)	9,025,629	(398,302,743)	220,047,287
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	(32,103,552)	(62,384,714)	(17,227,749)	(14,434,200)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,413,617,216	10,605,437,472	27,404,750	3,123,783,591
Cost of shares redeemed	(2,753,402,821)	(3,553,920,853)	(778,194,762)	(970,644,388)
Net increase (decrease) in net assets resulting from shareholder transactions	(1,339,785,605)	7,051,516,619	(750,790,012)	2,153,139,203
Increase (decrease) in net assets	(4,495,831,408)	6,998,157,534	(1,166,320,504)	2,358,752,290
NET ASSETS:
Beginning of period	8,588,013,749	1,589,856,215	2,806,639,737	447,887,447
End of period	$4,092,182,341	$8,588,013,749	$1,640,319,233	$2,806,639,737
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	101,755,000	29,605,000	34,600,000	8,500,000
Shares sold	22,550,000	113,400,000	400,000	38,100,000
Shares redeemed	(42,000,000)	(41,250,000)	(10,150,000)	(12,000,000)
Shares outstanding, end of period	82,305,000	101,755,000	24,850,000	34,600,000

(1)
Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	ARK Innovation ETF		ARK Next Generation Internet ETF
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
OPERATIONS:
Net investment loss(1)	$(71,892,368)	$(112,129,063)	$(18,365,983)	$(35,094,816)
Net realized gain on investments and foreign currency transactions	1,102,305,902	4,139,590,008	267,885,263	1,184,280,101
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(8,521,284,327)	(1,127,085,783)	(1,856,587,392)	(245,805,204)
Net increase (decrease) in net assets resulting from operations	(7,490,870,793)	2,900,375,162	(1,607,068,112)	903,380,081
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	(133,975,984)	(291,314,175)	(106,224,276)	(68,580,176)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	8,183,224,271	24,078,752,000	557,610,022	6,018,769,322
Cost of shares redeemed	(10,085,527,006)	(10,324,983,217)	(1,965,265,706)	(2,959,974,254)
Net increase (decrease) in net assets resulting from shareholder transactions	(1,902,302,735)	13,753,768,783	(1,407,655,684)	3,058,795,068
Increase (decrease) in net assets	(9,527,149,512)	16,362,829,770	(3,120,948,072)	3,893,594,973
NET ASSETS:
Beginning of period	22,495,428,854	6,132,599,084	5,813,639,916	1,920,044,943
End of period	$12,968,279,342	$22,495,428,854	$2,692,691,844	$5,813,639,916
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	187,600,000	76,300,000	39,450,000	19,300,000
Shares sold	83,100,000	198,750,000	4,400,000	41,000,000
Shares redeemed	(98,550,000)	(87,450,000)	(15,450,000)	(20,850,000)
Shares outstanding, end of period	172,150,000	187,600,000	28,400,000	39,450,000

(1)
Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	ARK Fintech Innovation ETF		ARK Space Exploration & Innovation ETF
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021	Six Months Ended January 31, 2022 (Unaudited)	March 30, 2021(1) to July 31, 2021
OPERATIONS:
Net investment loss(2)	$(9,892,442)	$(15,112,557)	$(645,271)	$(527,856)
Net realized gain (loss) on investments and foreign currency transactions	(170,270,180)	50,001,871	4,007,676	(15,013,887)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(851,221,057)	(57,496,048)	(102,255,934)	4,575,517
Net decrease in net assets resulting from operations	(1,031,383,679)	(22,606,734)	(98,893,529)	(10,966,226)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	—	(7,191,728)	—	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	34,884,995	4,293,672,073	—	692,463,575
Cost of shares redeemed	(1,011,711,216)	(1,000,941,520)	(129,405,409)	(73,944,045)
Net increase (decrease) in net assets resulting from shareholder transactions	(976,826,221)	3,292,730,553	(129,405,409)	618,519,530
Increase (decrease) in net assets	(2,008,209,900)	3,262,932,091	(228,298,938)	607,553,304
NET ASSETS:
Beginning of period	3,610,269,060	347,336,969	607,553,304	—
End of period	$1,602,059,160	$3,610,269,060	$379,254,366	$607,553,304
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	71,250,001	9,600,001	29,850,001	—
Shares sold	900,000	81,600,000	—	33,500,001
Shares redeemed	(22,750,000)	(19,950,000)	(6,700,000)	(3,650,000)
Shares outstanding, end of period	49,400,001	71,250,001	23,150,001	29,850,001

(1)
Commencement of operations.

(2)
Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	ARK Transparency ETF	The 3D Printing ETF
	December 8, 2021(1) to January 31, 2022	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
OPERATIONS:
Net investment income (loss)(2)	$26,443	$(596,712)	$15,921
Net realized gain (loss) on investments and foreign currency transactions	(9,827)	(70,364,185)	37,422,039
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(2,974,767)	(21,940,269)	(65,606,758)
Net decrease in net assets resulting from operations	(2,958,151)	(92,901,166)	(28,168,798)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	(31,360)	(6,526)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	21,582,673	—	660,321,260
Cost of shares redeemed	—	(111,292,268)	(157,866,003)
Net increase (decrease) in net assets resulting from shareholder transactions	21,582,673	(111,292,268)	502,455,257
Increase (decrease) in net assets	18,593,162	(204,199,960)	474,286,459
NET ASSETS:
Beginning of period	—	515,503,526	41,217,067
End of period	$18,593,162	$311,303,566	$515,503,526
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	—	13,550,001	1,850,001
Shares sold	1,100,001	—	15,800,000
Shares redeemed	—	(3,250,000)	(4,100,000)
Shares outstanding, end of period	1,100,001	10,300,001	13,550,001

(1)
Commencement of operations.

(2)
Net investment income (loss) represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	The ARK Israel Innovative Technology ETF
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021
OPERATIONS:
Net investment income (loss)(1)	$(201,353)	$287,036
Net realized loss on investments and foreign currency transactions	(18,657,503)	(5,519,914)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(20,045,442)	(28,479,379)
Net decrease in net assets resulting from operations	(38,904,298)	(33,712,257)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from distributable earnings	(731,187)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	1,273,459	347,145,781
Cost of shares redeemed	(76,134,916)	(77,840,654)
Net increase (decrease) in net assets resulting from shareholder transactions	(74,861,457)	269,305,127
Increase (decrease) in net assets	(114,496,942)	235,592,870
NET ASSETS:
Beginning of period	283,716,346	48,123,476
End of period	$169,219,404	$283,716,346
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	9,375,001	1,925,001
Shares sold	50,000	10,100,000
Shares redeemed	(2,675,000)	(2,650,000)
Shares outstanding, end of period	6,750,001	9,375,001

(1)
Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Financial Highlights
ARK Genomic Revolution ETF
For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2018	For the Period Ended July 31, 2017(1)	Year Ended August 31, 2016
Per Share Data:
Net asset value, beginning of period	$84.40	$53.70	$34.50	$29.36	$22.24	$18.03	$20.85
Net investment loss(2)	(0.21)	(0.24)	(0.28)	(0.19)	(0.18)	(0.12)	(0.12)
Net realized and unrealized gain (loss) on investments	(34.09)	31.73	20.53	5.80	7.63	4.33	(2.70)
Total gain (loss) from investment operations	(34.30)	31.49	20.25	5.61	7.45	4.21	(2.82)
Distributions to shareholders:
Net realized gains	(0.38)	(0.79)	(1.05)	(0.47)	(0.33)	—	—
Total distributions	(0.38)	(0.79)	(1.05)	(0.47)	(0.33)	—	—
Net asset value, end of period	$49.72	$84.40	$53.70	$34.50	$29.36	$22.24	$18.03
Market value, end of period	$49.70	$84.35	$53.70	$34.58	$29.40	$22.29	$18.01
Total Return at Net Asset Value(3)	(40.71)%	58.48%	60.41%	19.87%	33.80%	23.34%	(13.52)%
Total Return at Market Value(3)	(40.71)%	58.39%	60.05%	20.00%	33.66%	23.77%	(14.77)%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$4,092,182	$8,588,014	$1,589,856	$465,966	$232,115	$23,460	$7,302
Ratio to average net assets of:
Expenses	0.75%(4)	0.75%	0.75%	0.75%	0.75%	0.75%(4)	0.90%
Net investment loss(5)	(0.57)%(4)	(0.28)%	(0.73)%	(0.63)%	(0.64)%	(0.67)%(4)	(0.67)%
Portfolio turnover rate(6)	31%	45%	50%	64%	80%	65%	77%

(1)
The Trust changed its fiscal and tax reporting period from August 31 to July 31.

(2)
Based on average daily shares outstanding.

(3)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(4)
Annualized.

(5)
Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

(6)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
ARK Autonomous Technology & Robotics ETF
For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2018	For the Period Ended July 31, 2017(1)	Year Ended August 31, 2016
Per Share Data:
Net asset value, beginning of period	$81.12	$52.69	$33.05	$34.93	$29.59	$21.14	$18.33
Net investment loss(2)	(0.17)	(0.33)	(0.13)	(0.13)	(0.05)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	(14.33)	29.42	19.77	(0.91)	5.89	8.52	3.07
Total gain (loss) from investment operations	(14.50)	29.09	19.64	(1.04)	5.84	8.45	3.00
Distributions to shareholders:
Net investment income	—	—	—	—	(0.02)	—	—
Net realized gains	(0.61)	(0.66)	—	(0.84)	(0.48)	—	(0.19)
Total distributions	(0.61)	(0.66)	—	(0.84)	(0.50)	—	(0.19)
Net asset value, end of period	$66.01	$81.12	$52.69	$33.05	$34.93	$29.59	$21.14
Market value, end of period	$65.91	$81.18	$52.78	$33.06	$35.01	$29.63	$21.14
Total Return at Net Asset Value(3)	(17.97)%	55.31%	59.43%	(2.66)%	19.86%	39.97%	16.43%
Total Return at Market Value(3)	(18.17)%	55.17%	59.65%	(2.84)%	19.98%	40.16%	15.84%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$1,640,319	$2,806,640	$447,887	$166,897	$155,448	$66,578	$15,853
Ratio to average net assets of:
Expenses	0.75%(4)	0.75%	0.75%	0.75%	0.75%	0.75%(4)	0.89%
Net investment loss(5)	(0.43)%(4)	(0.41)%	(0.34)%	(0.39)%	(0.15)%	(0.31)%(4)	(0.38)%
Portfolio turnover rate(6)	36%	86%	71%	54%	57%	44%	67%

(1)
The Trust changed its fiscal and tax reporting period from August 31 to July 31.

(2)
Based on average daily shares outstanding.

(3)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(4)
Annualized.

(5)
Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

(6)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
ARK Innovation ETF
For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2018	For the Period Ended July 31, 2017(1)	Year Ended August 31, 2016
Per Share Data:
Net asset value, beginning of period	$119.91	$80.37	$48.36	$44.51	$29.59	$20.60	$20.06
Net investment loss(2)	(0.41)	(0.75)	(0.38)	(0.30)	(0.13)	(0.15)	(0.15)
Net realized and unrealized gain (loss) on investments	(43.39)	42.33	32.58	5.32	15.54(3)	9.14	1.16
Total gain (loss) from investment operations	(43.80)	41.58	32.20	5.02	15.41	8.99	1.01
Distributions to shareholders:
Net investment income	—	—	—	—	(0.09)	—	—
Net realized gains	(0.78)	(2.04)	(0.19)	(1.17)	(0.40)	—	(0.47)
Total distributions	(0.78)	(2.04)	(0.19)	(1.17)	(0.49)	—	(0.47)
Net asset value, end of period	$75.33	$119.91	$80.37	$48.36	$44.51	$29.59	$20.60
Market value, end of period	$75.43	$120.00	$80.37	$48.46	$44.55	$29.62	$20.61
Total Return at Net Asset Value(4)	(36.65)%	51.65%	66.82%	12.14%	52.38%(3)	43.64%	4.98%
Total Return at Market Value(4)	(36.62)%	51.76%	66.47%	12.27%	52.38%(3)	43.72%	4.90%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$12,968,279	$22,495,429	$6,132,599	$1,731,253	$1,170,588	$85,813	$9,271
Ratio to average net assets of:
Expenses	0.75%(5)	0.75%	0.75%	0.75%	0.75%	0.75%(5)	0.89%
Net investment loss(6)	(0.74)%(5)	(0.63)%	(0.70)%	(0.67)%	(0.33)%	(0.67)%(5)	(0.76)%
Portfolio turnover rate(7)	33%	71%	80%	80%	89%	70%	110%

(1)
The Trust changed its fiscal and tax reporting period from August 31 to July 31.

(2)
Based on average daily shares outstanding.

(3)
The Advisor has reimbursed the Fund $15,999 for a procedural error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund’s total return, representing less than $0.005 per share.

(4)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(5)
Annualized.

(6)
Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

(7)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
ARK Next Generation Internet ETF
For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2018	For the Period Ended July 31, 2017(1)	Year Ended August 31, 2016
Per Share Data:
Net asset value, beginning of period	$147.37	$99.48	$52.32	$55.10	$36.82	$24.42	$22.02
Net investment loss(2)	(0.53)	(0.98)	(0.45)	(0.33)	(0.09)	(0.17)	(0.17)
Net realized and unrealized gain (loss) on investments	(48.72)	50.76	47.61	3.09	19.32(3)	12.57	3.10
Total gain (loss) from investment operations	(49.25)	49.78	47.16	2.76	19.23	12.40	2.93
Distributions to shareholders:
Net investment income	—	—	—	—	(0.13)	—	—
Net realized gains	(3.31)	(1.89)	—	(5.54)	(0.82)	—	(0.53)
Total distributions	(3.31)	(1.89)	—	(5.54)	(0.95)	—	(0.53)
Net asset value, end of period	$94.81	$147.37	$99.48	$52.32	$55.10	$36.82	$24.42
Market value, end of period	$94.85	$147.55	$99.49	$52.48	$55.08	$36.85	$24.38
Total Return at Net Asset Value(4)	(33.86)%	50.06%	90.13%	7.49%	52.71%(3)	50.77%	13.43%
Total Return at Market Value(4)	(33.92)%	50.24%	89.58%	7.80%	52.53%(3)	51.15%	13.83%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$2,692,692	$5,813,640	$1,920,045	$431,660	$672,276	$68,109	$14,654
Ratio to average net assets of:
Expenses	0.75%(5)	0.75%	0.75%	0.75%	0.75%	0.75%(5)	0.89%
Net investment loss(6)	(0.75)%(5)	(0.69)%	(0.68)%	(0.63)%	(0.18)%	(0.62)%(5)	(0.78)%
Portfolio turnover rate(7)	43%	120%	93%	92%	68%	52%	86%

(1)
The Trust changed its fiscal and tax reporting period from August 31 to July 31.

(2)
Based on average daily shares outstanding.

(3)
The Advisor has reimbursed the Fund $13,774 for a procedural error. The impact was deemed immaterial to net realized and unrealized gain on investments and the Fund’s total return, representing less than $0.005 per share.

(4)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(5)
Annualized.

(6)
Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

(7)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
ARK Fintech Innovation ETF
For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021	Year Ended July 31, 2020	For the Period February 4, 2019(1) through July 31, 2019
Per Share Data:
Net asset value, beginning of period	$50.67	$36.18	$22.84	$20.00
Net investment loss(2)	(0.16)	(0.30)	(0.10)	(0.03)
Net realized and unrealized gain (loss) on investments	(18.08)	14.97	13.74	2.87
Total gain (loss) from investment operations	(18.24)	14.67	13.64	2.84
Distributions to shareholders:
Net realized gains	—	(0.18)	(0.30)	—
Total distributions	—	(0.18)	(0.30)	—
Net asset value, end of period	$32.43	$50.67	$36.18	$22.84
Market value, end of period	$32.50	$50.68	$36.26	$22.86
Total Return at Net Asset Value(3)	(36.00)%	40.58%	60.36%	14.21%
Total Return at Market Value(3)	(35.87)%	40.29%	60.59%	14.30%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$1,602,059	$3,610,269	$347,337	$74,233
Ratio to average net assets of:
Expenses	0.75%(4)	0.75%	0.75%	0.75%(4)
Net investment loss(5)	(0.65)%(4)	(0.60)%	(0.40)%	(0.24)%(4)
Portfolio turnover rate(6)	44%	78%	55%	22%

(1)
Commencement of operations.

(2)
Based on average daily shares outstanding.

(3)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(4)
Annualized.

(5)
Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

(6)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
ARK Space Exploration & Innovation ETF
For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2022 (Unaudited)	For the Period March 30, 2021(1) through July 31, 2021
Per Share Data:
Net asset value, beginning of period	$20.35	$20.00
Net investment loss(2)	(0.02)	(0.02)
Net realized and unrealized loss on investments	(3.95)	0.37
Total loss from investment operations	(3.97)	0.35
Total distributions	—	—
Net asset value, end of period	$16.38	$20.35
Market value, end of period	$16.40	$20.34
Total Return at Net Asset Value(3)	(19.51)%	1.77%
Total Return at Market Value(3)	(19.37)%	1.70%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$379,254	$607,553
Ratio to average net assets of:
Expenses, prior to expense waivers and reimbursements	0.75%(4)	0.75%(4)
Expenses, net of expense waivers and reimbursements	0.70%(4)	0.71%(4)
Net investment loss(5)	(0.24)%(4)	(0.26)%(4)
Portfolio turnover rate(6)	29%	46%

(1)
Commencement of operations.

(2)
Based on average daily shares outstanding.

(3)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(4)
Annualized.

(5)
Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

(6)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
ARK Transparency ETF
For a share outstanding throughout each period presented.
For the Period December 8, 2021(1) through January 31, 2022
Per Share Data:
Net asset value, beginning of period	$20.00
Net investment income(2)	0.03
Net realized and unrealized loss on investments	(3.10)
Total loss from investment operations	(3.07)
Distributions to shareholders:
Net investment income	(0.03)
Total distributions	(0.03)
Net asset value, end of period	$16.90
Market value, end of period	$16.89
Total Return at Net Asset Value(3)	(15.35)%
Total Return at Market Value(3)	(15.41)%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$18,593
Ratio to average net assets of:
Expenses	0.55%(4)
Net investment income(5)	1.01%(4)
Portfolio turnover rate(6)	41%

(1)
Commencement of operations.

(2)
Based on average daily shares outstanding.

(3)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the NYSE Arca, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(4)
Annualized.

(5)
Net investment income represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

(6)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
The 3D Printing ETF
For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2019	Year Ended July 31, 2018	For the Period Ended July 31, 2017(1)
Per Share Data:
Net asset value, beginning of period	$38.04	$22.28	$22.04	$24.22	$25.52	$20.81
Net investment loss(2)	(0.05)	0.00(3)	(0.00)(3)	(0.01)	(0.04)	(0.03)
Net realized and unrealized gain (loss) on investments	(7.77)	15.76	0.25	(2.01)	(0.73)	4.74
Total gain (loss) from investment operations	(7.82)	15.76	0.25	(2.02)	(0.77)	4.71
Distributions to shareholders:
Net investment income	(0.00)(3)	—	(0.01)	—	—	(0.00)(3)
Net realized gains	—	—	—	(0.16)	(0.53)	—
Total distributions	(0.00)	—	(0.01)	(0.16)	(0.53)	—
Net asset value, end of period	$30.22	$38.04	$22.28	$22.04	$24.22	$25.52
Market value, end of period	$30.19	$38.00	$22.16	$22.25	$24.32	$25.52
Total Return at Net Asset Value(4)	(20.56)%	70.76%	1.15%	(8.25)%	(3.05)%	22.64%
Total Return at Market Value(4)	(20.55)%	71.48%	(0.34)%	(7.76)%	(2.64)%	22.11%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$311,304	$515,504	$41,217	$39,672	$47,220	$35,726
Ratio to average net assets of:
Expenses	0.66%(5)	0.66%	0.66%	0.66%	0.66%	0.66%(5)
Net investment loss(6)	(0.26)%(5)	0.00%(7)	0.00%(7)	(0.04)%	(0.17)%	(0.14)%(5)
Portfolio turnover rate(8)	21%	59%	37%	51%	53%	65%

(1)
The Trust changed its fiscal and tax reporting period from August 31 to July 31.

(2)
Based on average daily shares outstanding.

(3)
Amount represents less than $0.005.

(4)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(5)
Annualized.

(6)
Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

(7)
Amount represents less than 0.00%.

(8)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (concluded)
The ARK Israel Innovative Technology ETF
For a share outstanding throughout each period presented.
	Six Months Ended January 31, 2022 (Unaudited)	Year Ended July 31, 2021	Year Ended July 31, 2020	Year Ended July 31, 2019	For the Period December 5, 2017(1) through July 31, 2018
Per Share Data:
Net asset value, beginning of period	$30.26	$25.00	$20.54	$20.85	$20.00
Net investment income (loss)(2)	(0.02)	0.05	(0.03)	0.08	(0.00)(3)
Net realized and unrealized gain (loss) on investments	(5.07)	5.21	4.97	0.18	0.85
Total gain (loss) from investment operations	(5.09)	5.26	4.94	0.26	0.85
Distributions to shareholders:
Net investment income	(0.10)	—	(0.48)	(0.57)	—
Total distributions	(0.10)	—	(0.48)	(0.57)	—
Net asset value, end of period	$25.07	$30.26	$25.00	$20.54	$20.85
Market value, end of period	$25.09	$30.15	$24.74	$20.64	$21.04
Total Return at Net Asset Value(4)	(16.88)%	21.06%	24.31%	1.57%	4.27%
Total Return at Market Value(4)	(16.50)%	21.87%	22.41%	1.20%	5.20%
Ratios/Supplemental Data:
Net assets, end of period (000’s omitted)	$169,219	$283,716	$48,123	$19,512	$21,896
Ratio to average net assets of:
Expenses	0.49%(5)	0.49%	0.49%	0.49%	0.49%(5)
Net investment income (loss)(6)	(0.16)%(5)	0.15%	(0.14)%	0.37%	(0.03)%(5)
Portfolio turnover rate(7)	29%	88%	86%	57%	40%

(1)
Commencement of operations.

(2)
Based on average daily shares outstanding.

(3)
Amount represents less than $0.005.

(4)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market returns are based on the trade price at which shares are bought and sold on the Cboe BZX Exchange, Inc. using the last share trade. Total return calculated for a period of less than one year is not annualized.

(5)
Annualized.

(6)
Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

(7)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Notes to Financial Statements
January 31, 2022 (Unaudited)
1. Organization
ARK ETF Trust (“Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended
(“1940 Act”). The Trust was organized as a Delaware statutory trust on June 7, 2013. The Trust consists of nine (9) investment portfolios: ARK
Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Innovation ETF, ARK Next Generation Internet ETF, ARK
Fintech Innovation ETF, ARK Space Exploration & Innovation ETF, ARK Transparency ETF, The 3D Printing ETF, and The ARK Israel Innovative Technology ETF (each, a “Fund” and collectively, “Funds”). Each Fund is classified as a non-diversified management investment company under the 1940 Act.
The investment objective of the ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Innovation ETF, ARK
Next Generation Internet ETF, ARK Fintech Innovation ETF, and ARK Space Exploration & Innovation ETF is long-term growth of capital.
ARK Transparency ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Transparency IndexTM. The 3D Printing ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Total 3D-Printing Index. The ARK Israel Innovative Technology ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the ARK Israel Innovation Index. There can be no assurance that the Funds will achieve their respective investment objectives.
The Trust’s fiscal and tax reporting period is July 31.
2. Significant Accounting Policies
These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The Trust is an investment company and follows the investment company accounting standards and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standard Codification (“ASC”) Topic 946, “Financial Services — Investment Companies”. The following summarizes the significant accounting policies of the Funds:
Investment Valuation
The values of each Fund’s securities are based on such securities’ closing prices on the principal market on which the securities are traded. Such valuations would typically be categorized as Level 1 in the fair value hierarchy. If a security’s market price is not readily available or does not otherwise accurately reflect the market value of such security, the security will be fair valued by ARK Investment Management LLC (“Advisor”) in accordance with the Trust’s valuation policies and procedures that were approved by the Board of Trustees of the Trust (“Board”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security could be materially different than the value that could be realized upon the sale of such security.
Investment Transactions
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income is recognized on the ex-dividend date, except for certain foreign dividends that may be recorded as soon as such information becomes available. Interest income and expenses are recognized on the accrual basis.
Dividend Distributions
Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Each Fund distributes all or substantially all of its net investment income to shareholders in the form of dividends.
Currency Translation
Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

Notes to Financial Statements (continued)
January 31, 2022 (Unaudited)
The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in each Fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Management and Other Agreements
Management
The ARK Genomic Revolution ETF, ARK Autonomous Technology & Robotics ETF, ARK Innovation ETF, ARK Next Generation Internet ETF, ARK Fintech Innovation ETF, and ARK Space Exploration & Innovation ETF, each pay the Advisor a fee calculated daily and payable monthly at an annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.75% (“Management Fee”) in return for providing investment management and supervisory services under a comprehensive unitary structure. The ARK Transparency ETF pays the Advisor a Management Fee of 0.55% in return for providing investment advisory and supervisory services under a comprehensive structure. The 3D Printing ETF pays the Advisor a Management Fee of 0.65% in return for providing investment management and supervisory services under a comprehensive unitary structure. The ARK Israel Innovative Technology ETF pays the Advisor a Management Fee of 0.48% in return for providing investment management and supervisory services under a comprehensive unitary structure. Subject to the supervision of the Board, the Advisor provides investment management services to each Fund and provides, or causes to be furnished, all supervisory and other services reasonably necessary for the operation of each Fund and also bears the costs of various third-party services required by the Funds, including administration, certain custody, audit, legal, transfer agency, and printing costs. In addition to the Management Fee, each Fund bears other fees and expenses, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).
The Advisor has agreed to reduce their Management Fee for the ARK Space Exploration & Innovation ETF as a result of its investment in The 3D Printing ETF. As such, the Management Fees in the Statement of Operations have been reduced by $136,454.
Administrator, Custodian, Transfer Agent and Accounting Agent
The Bank of New York Mellon is the administrator for the Funds, the custodian of the Funds’ assets and provides transfer agency, fund accounting and various administrative services to the Funds (in each capacity, “Administrator,” “Custodian,” “Transfer Agent” or “Accounting Agent”). The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.
Distribution
Foreside Fund Services, LLC serves as the Funds’ distributor (“Distributor”). The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. To date, the Rule 12b-1 Plan has not been implemented for the Funds and there is no current intention to implement the Rule 12b-1 Plan.
Board of Trustees
Effective January 1, 2022, each Independent Trustee receives an annual retainer fee of  $230,000 for services provided as a Trustee of the Trust, plus out-of-pocket expenses related to attendance at Board and Committee Meetings. The Chairs of the Board and of the Audit Committee each also receive an additional annual retainer fee of  $60,000 and $20,000, respectively, for their service as such. Prior to this date, each Independent Trustee received an annual retainer fee of  $170,000 for services provided as a Trustee of the Trust, plus out-of-pocket expenses related to attendance at Board and Committee Meetings. The Chairs of the Board and of the Audit Committee each also received an additional annual retainer fee of  $25,000 and $15,000, respectively, for their service as such.
4. Creation and Redemption Transactions
As of January 31, 2022, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Individual shares of a Fund may only be purchased and sold at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its net asset value (“NAV”) depending on the premium or discount at which the Fund’s shares trade.
Each Fund issues and redeems shares at its NAV only in a large specified number of shares each called a “Creation Unit,” or multiples thereof, and only with “authorized participants” who have entered into contractual arrangements with the Distributor. A Creation Unit consists of 50,000 shares (25,000 shares with respect to the ARK Israel Innovative Technology ETF). Except when aggregated in Creation Units, shares of

Notes to Financial Statements (continued)
January 31, 2022 (Unaudited)
each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for a purchase of Creation Units generally consists of the in-kind deposit of specified securities and an amount of cash or, as permitted or required by a Fund, of cash. A fixed transaction fee is imposed on each creation and redemption transaction. In addition, a variable charge for certain creation and redemption transactions may be imposed.
5. Investment Transactions
The cost of purchases and the proceeds from sales of investment securities (excluding in-kind subscriptions and redemptions and short-term investments) for the period ended January 31, 2022 were as follows:
Fund	Purchases	Sales
ARK Genomic Revolution ETF	$2,022,048,449	$2,064,825,785
ARK Autonomous Technology & Robotics ETF	888,180,305	856,053,818
ARK Innovation ETF	6,245,888,272	6,353,707,519
ARK Next Generation Internet ETF	2,065,868,642	2,196,133,958
ARK Fintech Innovation ETF	1,305,458,988	1,336,285,950
ARK Space Exploration & Innovation ETF	148,215,685	157,045,932
ARK Transparency ETF	5,495,928	5,498,064
The 3D Printing ETF	93,439,407	108,189,003
The ARK Israel Innovative Technology ETF	71,635,323	73,460,451
For the period ended January 31, 2022, the cost of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:
	In-Kind
Fund	Subscriptions	Redemptions
ARK Genomic Revolution ETF	$1,396,540,030	$2,742,701,336
ARK Autonomous Technology & Robotics ETF	27,308,175	776,012,364
ARK Innovation ETF	8,094,433,510	10,073,848,590
ARK Next Generation Internet ETF	554,698,701	1,962,191,062
ARK Fintech Innovation ETF	34,831,431	1,002,658,051
ARK Space Exploration & Innovation ETF	—	121,055,997
ARK Transparency ETF	21,537,641	—
The 3D Printing ETF	—	107,432,504
The ARK Israel Innovative Technology ETF	1,250,175	71,176,522
6. Federal Income Tax
Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, a Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. The management of the Funds is required to analyze all open tax years (2019 – 2021), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of July 31, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

Notes to Financial Statements (continued)
January 31, 2022 (Unaudited)
At July 31, 2021, the approximate cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:
Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ARK Genomic Revolution ETF	$9,270,375,013	$762,324,119	$(1,439,848,029)	$(677,523,910)
ARK Autonomous Technology & Robotics ETF	2,838,248,197	198,776,586	(222,356,196)	(23,579,610)
ARK Innovation ETF	21,910,871,348	2,420,186,414	(1,815,532,552)	604,653,862
ARK Next Generation Internet ETF	5,619,999,803	630,161,935	(422,968,595)	207,193,340
ARK Fintech Innovation ETF	3,657,089,669	286,601,312	(331,425,555)	(44,824,243)
ARK Space Exploration & Innovation ETF	614,076,444	23,230,607	(25,165,785)	(1,935,178)
The 3D Printing ETF	577,641,235	43,618,201	(105,755,795)	(62,137,594)
The ARK Israel Innovative Technology ETF	311,341,527	17,689,915	(44,891,520)	(27,201,605)
The differences between book-basis and tax-basis components of net assets are primarily attributable to tax deferral of losses on wash sales, non-REIT income and basis adjustments, grantor trust adjustments, and undistributed short-term capital gains treated as ordinary income for tax purposes.
At July 31, 2021, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.
	Short-Term	Long-Term	Total Amount
ARK Genomic Revolution ETF	$—	$—	$—
ARK Autonomous Technology & Robotics ETF	—	—	—
ARK Innovation ETF	—	—	—
ARK Next Generation Internet ETF	—	—	—
ARK Fintech Innovation ETF	183,568,907	—	183,568,907
ARK Space Exploration & Innovation ETF	10,320,213	—	10,320,213
The 3D Printing ETF	13,257,088	6,168,021	19,425,109
The ARK Israel Innovative Technology ETF	17,719,738	387,450	18,107,188
7. Indemnification Obligations
The Funds have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
8. Investment Risks
Concentration Risk: The ARK Autonomous Technology & Robotics ETF will be concentrated in securities of issuers having their principal business activities in groups of industries in the industrials and information technology sectors, although it will not concentrate in any specific industry. The ARK Fintech Innovation ETF will be concentrated in securities of issuers having their principal business activities in the communication, technology and financials group of industries. The ARK Genomic Revolution ETF will be concentrated in securities of issuers having their principal business activities in any industry or group of industries in the health care sector, including issuers having their principal business activities in the biotechnology industry. The ARK Next Generation Internet ETF will be concentrated in securities of issuers having their principal business activities in the internet information provider and catalog and mail order house industry. ARK Space Exploration & Innovation ETF will concentrate in securities of issuers having their principal business activities in groups of industries in the (i) industrials sector and (ii) information technology sector. The 3D Printing ETF, the ARK Transparency ETF and the ARK Israel Innovative Technology ETF may each invest 25% or more of the value of its respective net assets in securities of issuers in any one industry or group of industries if the applicable index that the Fund replicates concentrates in an industry or group of industries. This concentration limit does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The ARK Innovation ETF will not be concentrated in any industry.
As of January 31, 2022, the ARK Genomic Revolution ETF had more than 25% of its assets invested in the biotechnology industry, the ARK Fintech Innovation ETF had more than 25% of its assets invested in IT services industry, the ARK Space Exploration & Innovation ETF had more than 25% of its assets invested in the aerospace & defense industry, the ARK Transparency ETF had more than 25% of its assets invested in software industry, and the ARK Israel Innovative Technology ETF had more than 25% of its assets invested in the software industry. To the

Notes to Financial Statements (concluded)
January 31, 2022 (Unaudited)
extent a Fund’s holdings are concentrated in a particular industry or group of industries, adverse market conditions affecting those industries may have a more significant impact on the Fund than they would on a Fund investing in a broader range of securities and the value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.
The Funds’ prospectuses contain additional information regarding the risks associated with an investment in a Fund.
Market Risk: The outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Funds invest. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a significant negative impact on the performance of a Fund’s investments, increase a Fund’s volatility, negatively impact a Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to a Fund, and negatively impact broad segments of businesses and populations. A Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which a Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.
9. Subsequent Events
Subsequent events occurring after the date of this Report have been evaluated for potential impact to this Report through the date the Report was issued, and it has been determined that no events have occurred that require disclosure.

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. The ARK ETF Trust files with the Securities and Exchange Commission on Form N-PORT the complete schedule of portfolio holdings for each ARK ETF for the first and third quarters of each fiscal year. The ARK ETF Trust’s Forms N-PORT are available on the Securities and Exchange Commission’s website at www.sec.gov. Copies of the filings are available without charge, upon request, by calling 1-212-426-7040. In addition, each ARK ETF’s current portfolio holdings are updated daily and are available on our website, www.ark-funds.com.
Proxy Voting Policies and Procedures. A description of ARK Investment Management LLC’s proxy voting policies and procedures, which are applicable to the ARK ETFs, is available without charge, upon request, by calling 1-212-426-7040 collect or visiting our website at www.ark-funds.com or the Securities and Exchange Commission’s website at www.sec.gov.
Proxy Voting Record. The ARK ETFs file with the Securities and Exchange Commission their proxy voting records on Form N-PX for each 12 month period ending June 30. Form N-PX must be filed each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-212-426-7040 collect or visiting the Securities and Exchange Commission’s website at www.sec.gov.
Premium/Discount Information. Information about the difference between daily market prices on the secondary market for shares of each ARK ETF and the ARK ETF’s net asset value can be found on our website, www.ark-funds.com.

Board Approval of Management Agreements (Unaudited)

Board Approval of Management Agreements for ARK Transparency ETF
Under section 15(c) of the Investment Company Act of 1940 (“1940 Act”), the ARK ETF Trust’s (“Trust”) Board of Trustees (“Trustees” or “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (“Independent Trustees”), was required to consider whether to approve the proposed  (i) Supervision Agreement between the Trust and ARK Investment Management, LLC (“ARK”) on behalf of ARK Transparency ETF (the “Fund”); and (ii) Investment Advisory Agreement between the Trust and ARK (collectively, “Management Agreements”) on behalf of the Fund. At the September 23, 2021 meeting of the Board (the “Meeting”), which was held via video conference, the Board, including a majority of the Independent Trustees, initially approved the proposed Management Agreements on behalf of the Fund.
In advance of the Meeting, the Independent Trustees and their counsel reviewed and discussed information provided by ARK that they determined was reasonably necessary to evaluate the terms of the proposed Management Agreements. The Independent Trustees also considered other information previously provided to the Board by ARK as part of its evaluation process. Prior to voting on the proposed Management Agreements on behalf of the Fund, the Independent Trustees met in executive session with ARK’s senior management and also met in private sessions with their counsel at which time no representatives of ARK were present.
After the presentation of relevant information by ARK’s senior management and extensive discussions prior to and at the Meeting, the Trustees, including the Independent Trustees voting separately, unanimously approved the proposed Management Agreements on behalf of the Fund. The determination made by all of the Trustees to approve the proposed Management Agreements was made on the basis of each Trustee’s business judgment after considering all of the information presented to them. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with their evaluation of the proposed Management Agreements. In approving the proposed Management Agreements on behalf of the Fund, the following factors were considered by the Trustees, and no one factor was determinative:
(a) Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of the services that ARK would provide to the Fund under the proposed Management Agreements, including: (i) the qualifications of the portfolio manager, analysts and other key personnel of ARK who would provide the supervisory and investment advisory services to the Fund; and (ii) the terms of the proposed Management Agreements. The Trustees considered ARK’s senior management’s discussion of the various duties and responsibilities of ARK under the proposed Management Agreements, noting that the Fund would seek to provide investment results that closely correspond, before fees and expenses, to the performance of the Fund’s benchmark index. The Trustees also considered the organizational structure of ARK, the quality of the investment, administrative, operations, and legal personnel that ARK currently provides to other series of the Trust overseen by the Board and would provide to the Fund, and ARK’s proposed management of the operations of the Fund.
Based on these and other factors, the Trustees concluded that the nature, extent and quality of the supervisory and investment advisory services that would be provided to the Fund by ARK pursuant to the proposed Management Agreements were satisfactory and supported the decision of the Trustees to approve the proposed Management Agreements with respect to the Fund.
(b) Performance. The Trustees noted that as a newly established series of the Trust, the Fund had no performance history that they could review. The Board took into account certain information concerning the Fund’s proposed benchmark index, including its construction and composition. In addition, the Board considered ARK’s investment management operations and capabilities, as well as ARK’s management of two other series of the Trust that, similar to the Fund, seek to provide investment results that closely correspond, before fees and expenses, to their respective benchmark indexes.
(c) Proposed Fees and Estimated Expenses. The Trustees considered the proposed fees payable by the Fund to ARK under the proposed Management Agreements in relation to the services to be received by the Fund from ARK. In evaluating the reasonableness of the proposed fees payable by the Fund, the Trustees noted that the proposed fees generally were in line with the fees paid by other series of the Trust, including the two series that seek to provide investment results that closely correspond, before fees and expenses, to their respective benchmark indexes. The Board also took into account the Fund’s proposed fee and expense structure, noting that under that structure ARK would generally pay all non-management expenses of the Fund other than certain excluded expenses, such taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses.
The Trustees concluded that the proposed fees that would be paid by the Fund under the Management Agreements were reasonable considering the services that the Fund would receive and the fees paid by comparable series of the Trust.
(d) Potential Economies of Scale. The Trustees considered ARK’s senior management’s discussion of the proposed fee and expense structure for the Fund and noted that the proposed fee and expense structure effectively acts as a cap on the fees and expenses (excluding certain specific investment-related and extraordinary fees and expenses) that are borne by the Fund. The Trustees noted that ARK would bear most of the

Board Approval of Management Agreements (Unaudited)

ordinary fees and expenses of the Fund, including the costs to license the Fund’s benchmark index. The Trustees also noted that, although there currently are no breakpoints in the proposed fee structure for the Fund, if the Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.
Based on these considerations, the Trustees concluded that adding breakpoints at specified levels to the Fund’s proposed fee structure was not appropriate at that time.
(e) Costs and Profitability. In considering the anticipated profitability of the Fund to ARK, the Trustees noted the challenges in evaluating the profitability of the Fund given that it had not yet commenced operations and there were not comparable investment products currently being offered. The Trustees noted, however, that under the Fund’s proposed fee and expense structure, the Fund would not be profitable to ARK until such time as the Fund had achieved scale.
(f) Indirect Benefits. The Trustees then considered the extent to which ARK may derive any ancillary or indirect benefits from the Fund’s operations as a result of ARK’s relationship with the Fund. The Trustees noted that ARK’s reputation as an asset manager could benefit from the performance of the Fund, which has the potential to aid ARK in gathering assets for its non-fund business operations. The Trustees also considered that ARK’s affiliates were likely to benefit if the Fund has a positive reception and gains popularity.
The Board concluded that the nature and amount of any indirect benefits that ARK and its affiliates would receive from ARK’s relationship with the Fund are reasonable.
(g) Financial Resources of ARK. The Trustees then considered whether ARK was financially sound and had adequate resources to perform its obligations under the proposed Management Agreements.
Based on the information provided to the Board, the Trustees concluded that ARK had sufficient financial resources necessary to continue to perform its obligations under the Management Agreements.
General Conclusion. Based on its consideration of all of the above factors, and such other information as it deemed appropriate and relevant, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve the proposed the Management Agreements on behalf of the Fund, including the proposed fees payable under those Agreements. Accordingly, the Board, with Independent Trustees voting separately, unanimously approved the proposed Management Agreements with respect to the Fund.

General Information (Unaudited)

Investment Advisor
ARK Investment Management LLC
200 Central Avenue, Suite 1850
St. Petersburg, FL 33701
Administrator, Custodian, Transfer Agent, and Accounting Agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
50 S.16th Street, 29th Floor
Philadelphia, PA 19102

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.
ARK Invest | 200 Central Avenue, Suite 1850, St. Petersburg, FL 33701 | 212.426.7040 | info@ark-invest.com | ark-funds.com

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	As of a date within 90 days of the filing date of this Form N-CSR, the registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ARK ETF Trust

By (Signature and Title)*	/s/ Catherine D. Wood
Catherine D. Wood, Chief Executive Officer and Chief Investment Officer
(principal executive officer)

Date	4/1/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Catherine D. Wood
Catherine D. Wood, Chief Executive Officer and Chief Investment Officer
(principal executive officer)

Date	4/1/2022

By (Signature and Title)*	/s/ William C. Cox
William C. Cox, Treasurer and Chief Financial Officer
(principal financial officer)

Date	4/1/2022

* Print the name and title of each signing officer under his or her signature